OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 48.6%

Automotive 3.6%
American Honda Finance Corp. (a)
Senior Unsecured
10/07/16	0.744%	$7,000,000	$7,026,320
American Honda Finance Corp. (a)(b)
Senior Unsecured
06/18/14	0.652%	10,000,000	10,015,931
Daimler Finance North America LLC
11/15/13	6.500%	5,700,000	5,712,642
Daimler Finance North America LLC (a)(b)
01/09/15	0.843%	8,000,000	8,019,038
Ford Motor Credit Co. LLC Senior Unsecured
01/15/15	3.875%	5,000,000	5,175,235
PACCAR Financial Corp. Senior Unsecured
06/05/15	1.050%	4,000,000	4,029,764
Toyota Motor Credit Corp.
Senior Unsecured
07/17/15	0.875%	10,000,000	10,070,670
Toyota Motor Credit Corp. (a)
Senior Unsecured
01/23/15	0.409%	5,000,000	5,008,530
Volkswagen International Finance NV (a)(b)
11/20/14	0.864%	10,000,000	10,042,730
Total			65,100,860
Banking 10.5%
American Express Credit Corp. Senior Unsecured (a)
07/29/16	0.747%	10,000,000	10,049,230
Australia and New Zealand Banking Group Ltd. Senior Unsecured (a)(b)
05/07/15	0.438%	7,500,000	7,505,748
Bank of America Corp. Senior Unsecured
05/15/14	7.375%	7,500,000	7,764,690
Bank of Montreal Senior Unsecured (a)
07/15/16	0.764%	12,500,000	12,564,175
Bank of New York Mellon Corp. (The) Senior Unsecured (a)
10/23/15	0.469%	15,000,000	15,011,100
Bank of Nova Scotia
Senior Unsecured
10/09/15	0.750%	5,000,000	5,006,005
Bank of Nova Scotia (a)
01/14/15	0.494%	3,000,000	3,004,260
Capital One Financial Corp.
Senior Unsecured
07/15/14	2.125%	2,000,000	2,021,736
Capital One Financial Corp. (a)
Senior Unsecured
07/15/14	1.394%	10,000,000	10,048,630
Citigroup, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Senior Unsecured
12/13/13	6.000%	$8,905,000	$8,959,650
08/12/14	6.375%	2,721,000	2,840,395
Citigroup, Inc. (a)
Senior Unsecured
04/01/14	1.178%	142,000	142,474
Commonwealth Bank of Australia Senior Unsecured (b)
10/15/14	3.750%	5,000,000	5,147,500
Goldman Sachs Group, Inc. (The) Senior Unsecured
05/01/14	6.000%	9,000,000	9,242,280
JPMorgan Chase & Co.
Senior Unsecured
06/01/14	4.650%	5,000,000	5,124,320
JPMorgan Chase & Co. (a)
Senior Unsecured
04/23/15	0.689%	10,000,000	10,019,820
Morgan Stanley (a)
01/09/14	0.543%	6,500,000	6,500,494
Senior Unsecured
01/24/14	1.838%	5,000,000	5,014,615
National Australia Bank Ltd. Senior Unsecured (a)(b)
04/11/14	0.966%	5,000,000	5,015,165
National Bank of Canada Bank Guaranteed
06/26/15	1.500%	5,000,000	5,070,164
PNC Funding Corp. Bank Guaranteed
02/08/15	3.625%	10,000,000	10,363,530
Royal Bank of Canada Senior Unsecured (a)
01/06/15	0.473%	14,800,000	14,822,784
Toronto-Dominion Bank (The) (a)
Senior Unsecured
07/14/14	0.544%	2,000,000	2,004,274
09/09/16	0.716%	7,500,000	7,531,868
U.S. Bancorp Senior Unsecured
07/27/15	2.450%	5,000,000	5,160,557
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	5,000,000	5,171,755
Wells Fargo Bank NA Senior Unsecured
07/20/15	0.750%	10,000,000	10,019,130
Total			191,126,349
Construction Machinery 1.1%
Caterpillar Financial Services Corp.
Senior Unsecured
04/01/14	1.650%	7,000,000	7,039,571

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (continued)
05/29/15	1.100%	$3,000,000	$3,025,836
Caterpillar Financial Services Corp. (a)
Senior Unsecured
02/26/16	0.502%	4,990,000	4,993,593
John Deere Capital Corp. Senior Unsecured (a)
04/25/14	0.388%	4,135,000	4,138,775
Total			19,197,775
Electric 3.9%
Consolidated Natural Gas Co. Senior Unsecured
03/01/14	5.000%	10,775,000	10,933,813
Dominion Gas Holdings LLC Senior Unsecured (b)
11/01/16	1.050%	10,000,000	10,018,720
Duke Energy Corp. Senior Unsecured
02/01/14	6.300%	6,675,000	6,766,000
Duke Energy Indiana, Inc. 1st Mortgage (a)
07/11/16	0.596%	3,500,000	3,508,575
Exelon Generation Co. LLC Senior Unsecured
01/15/14	5.350%	7,500,000	7,569,060
NSTAR Electric Co. Senior Unsecured (a)
05/17/16	0.503%	6,975,000	6,954,040
National Rural Utilities Cooperative Finance Corp. Senior Unsecured (a)
02/18/14	0.318%	10,000,000	9,997,876
NextEra Energy Capital Holdings, Inc.
06/01/14	1.611%	3,765,000	3,786,792
Pennsylvania Electric Co. Senior Unsecured
04/01/14	5.125%	7,000,000	7,115,164
Southern Co. (The) Senior Unsecured
09/15/15	2.375%	3,541,000	3,637,351
Total			70,287,391
Food and Beverage 3.3%
Anheuser-Busch InBev Worldwide, Inc.
07/14/14	1.500%	15,550,000	15,673,716
Bacardi Ltd. (b)
04/01/14	7.450%	5,000,000	5,135,425
Campbell Soup Co. Senior Unsecured (a)
08/01/14	0.542%	9,000,000	9,009,288

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
ConAgra Foods, Inc. Senior Unsecured
01/25/16	1.300%	$2,000,000	$2,006,720
General Mills, Inc.
Senior Unsecured
05/16/14	1.550%	1,375,000	1,383,246
General Mills, Inc. (a)
Senior Unsecured
05/16/14	0.613%	4,000,000	4,004,408
01/29/16	0.537%	2,625,000	2,626,748
PepsiCo, Inc.
08/13/15	0.700%	7,000,000	7,015,134
PepsiCo, Inc. (a)
Senior Notes
02/26/16	0.472%	3,275,000	3,276,543
SABMiller Holdings, Inc. (b)
01/15/15	1.850%	7,500,000	7,594,552
SABMiller PLC Senior Unsecured (b)
01/15/14	5.700%	2,000,000	2,019,986
Total			59,745,766
Gas Distributors 0.3%
Sempra Energy Senior Unsecured (a)
03/15/14	1.014%	5,000,000	5,009,770

Gas Pipelines 1.0%
Enterprise Products Operating LLC
03/01/15	5.000%	3,435,000	3,621,191
Kinder Morgan Energy Partners LP Senior Unsecured
12/15/13	5.000%	4,000,000	4,020,947
TransCanada PipeLines Ltd. Senior Unsecured
03/02/15	0.875%	3,650,000	3,661,432
Williams Partners LP Senior Unsecured
02/15/15	3.800%	7,000,000	7,253,869
Total			18,557,439
Health Care 1.0%
Express Scripts Holding Co.
11/21/14	2.750%	8,000,000	8,176,224
McKesson Corp. Senior Unsecured
12/04/15	0.950%	10,000,000	10,004,680
Total			18,180,904
Healthcare Insurance 1.2%
UnitedHealth Group, Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Healthcare Insurance (continued)
08/15/14	5.000%	$7,500,000	$7,772,580
UnitedHealth Group, Inc. (a)
Senior Unsecured
08/28/14	0.387%	5,000,000	5,001,885
WellPoint, Inc.
Senior Unsecured
12/15/14	5.000%	4,605,000	4,825,478
09/10/15	1.250%	5,000,000	5,042,345
Total			22,642,288
Independent Energy 0.8%
Canadian Natural Resources Ltd. Senior Unsecured
11/14/14	1.450%	9,150,000	9,220,975
EnCana Holdings Finance Corp.
05/01/14	5.800%	5,000,000	5,126,730
Total			14,347,705
Integrated Energy 0.7%
BP Capital Markets PLC
12/05/14	1.700%	7,500,000	7,603,883
03/10/15	3.875%	5,065,000	5,289,511
Total			12,893,394
Life Insurance 3.1%
Genworth Financial, Inc.
06/15/14	5.750%	4,543,000	4,675,083
Hartford Financial Services Group, Inc. Senior Unsecured
03/30/15	4.000%	4,000,000	4,173,748
MetLife Institutional Funding II Secured (a)(b)
04/04/14	1.144%	5,000,000	5,019,920
Metropolitan Life Global Funding I Secured (a)(b)
07/15/16	0.774%	7,500,000	7,530,465
New York Life Global Funding (a)(b)
Secured
06/18/14	0.372%	8,000,000	8,002,590
07/30/14	0.236%	10,000,000	10,002,860
Principal Life Global Funding II (a)(b)
Senior Secured
07/09/14	0.868%	5,000,000	5,012,794
09/19/14	0.412%	5,000,000	4,999,619
Prudential Financial, Inc. Senior Unsecured
04/01/14	4.750%	7,500,000	7,630,043
Total			57,047,122
Media Cable 1.9%
Comcast Corp.
01/15/14	5.300%	10,000,000	10,097,330
DIRECTV Holdings LLC/Financing Co., Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)
10/01/14	4.750%	$5,000,000	$5,183,505
02/15/16	3.125%	5,000,000	5,190,775
NBCUniversal Enterprise, Inc. (a)(b)
04/15/16	0.781%	5,625,000	5,643,943
Time Warner Cable, Inc.
04/01/14	7.500%	8,900,000	9,139,837
Total			35,255,390
Media Non-Cable 0.6%
Reed Elsevier Capital, Inc.
01/15/14	7.750%	9,226,000	9,353,171
Thomson Reuters Corp. Senior Unsecured
05/23/16	0.875%	1,405,000	1,398,258
Total			10,751,429
Metals 0.7%
Rio Tinto Finance USA Ltd.
05/01/14	8.950%	5,000,000	5,202,400
Rio Tinto Finance USA PLC
03/20/15	1.125%	7,500,000	7,543,822
Total			12,746,222
Non-Captive Diversified 1.0%
General Electric Capital Corp.
Senior Unsecured
01/08/16	1.000%	10,000,000	10,043,830
General Electric Capital Corp. (a)
Senior Unsecured
07/10/15	0.624%	7,500,000	7,516,516
Total			17,560,346
Oil Field Services 0.4%
Halliburton Co. Senior Unsecured
08/01/16	1.000%	7,500,000	7,506,810

Pharmaceuticals 1.8%
AbbVie, Inc. Senior Unsecured
11/06/15	1.200%	7,000,000	7,048,944
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	10,000,000	10,000,880
Sanofi
Senior Unsecured
09/30/14	1.200%	5,000,000	5,039,000
Sanofi (a)
Senior Unsecured
03/28/14	0.558%	5,000,000	5,007,075

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. BV (a)
11/08/13	1.166%	$5,000,000	$5,000,607
Total			32,096,506
Property & Casualty 1.6%
Allstate Corp. (The) Senior Unsecured
05/16/14	6.200%	6,775,000	6,978,812
Aspen Insurance Holdings Ltd. Senior Unsecured
08/15/14	6.000%	7,500,000	7,798,163
Berkshire Hathaway Finance Corp. (a)
01/10/14	0.574%	4,600,000	4,603,542
Berkshire Hathaway, Inc. Senior Unsecured (a)
08/15/14	0.964%	10,000,000	10,058,370
Total			29,438,887
Railroads 0.4%
Canadian National Railway Co. Senior Unsecured (a)(c)
11/06/15	0.439%	6,820,000	6,817,279

REITs 1.7%
Boston Properties LP
04/15/15	5.625%	7,100,000	7,580,627
Kimco Realty Corp. Senior Unsecured
06/01/14	4.820%	12,125,000	12,406,579
Simon Property Group LP Senior Unsecured
06/15/15	5.100%	10,000,000	10,705,760
Total			30,692,966
Retailers 0.8%
Target Corp. Senior Unsecured
07/18/14	1.125%	3,950,000	3,973,554
Wal-Mart Stores, Inc. Senior Unsecured
04/11/16	0.600%	4,480,000	4,480,406
Walgreen Co. Senior Unsecured (a)
03/13/14	0.754%	6,691,000	6,698,293
Total			15,152,253
Supranational 1.1%
Inter-American Development Bank Senior Unsecured (a)
02/11/16	0.217%	20,000,000	19,995,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology 1.7%
Apple, Inc.
Senior Unsecured
05/03/16	0.450%	$5,000,000	$4,978,225
Apple, Inc. (a)
Senior Unsecured
05/03/16	0.292%	8,750,000	8,739,141
Hewlett-Packard Co. Senior Unsecured (a)
05/30/14	0.661%	10,000,000	10,002,930
International Business Machines Corp. Senior Unsecured
05/06/16	0.450%	5,000,000	4,976,915
Xerox Corp. Senior Unsecured (a)
05/16/14	1.083%	3,000,000	3,004,305
Total			31,701,516
Transportation Services 0.7%
ERAC U.S.A. Finance LLC (b)
01/10/14	2.250%	7,000,000	7,020,174
05/01/15	5.600%	5,000,000	5,335,425
Total			12,355,599
Wireless 0.3%
Rogers Communications, Inc.
03/15/14	5.500%	6,000,000	6,106,350

Wirelines 3.4%
AT&T, Inc.
Senior Unsecured
02/13/15	0.875%	5,000,000	5,013,135
AT&T, Inc. (a)
Senior Unsecured
02/12/16	0.650%	10,625,000	10,609,573
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	4,700,000	4,888,917
British Telecommunications PLC Senior Unsecured (a)
12/20/13	1.377%	17,000,000	17,024,795
Telecom Italia Capital SA
11/15/13	5.250%	8,000,000	8,011,872
Telefonica Emisiones SAU
01/15/15	4.949%	5,000,000	5,212,580
Verizon Communications, Inc.
Senior Unsecured
11/02/15	0.700%	6,500,000	6,474,497
Verizon Communications, Inc. (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
09/15/16	1.782%	$5,000,000	$5,126,850
Total			62,362,219
Total Corporate Bonds & Notes (Cost: $882,637,124)			$884,675,575

Residential Mortgage-Backed Securities - Agency 0.2%
Federal Home Loan Mortgage Corp. (a)(d)
02/01/36	2.428%	267,921	283,830
Federal National Mortgage Association (a)(d)
03/01/34	3.005%	154,761	162,377
Federal National Mortgage Association (d)
CMO Series 2011-18 Class EM
06/25/37	4.000%	2,342,373	2,402,876

Total Residential Mortgage-Backed Securities - Agency (Cost: $2,841,587)			$2,849,083

Residential Mortgage-Backed Securities - Non-Agency 0.4%
Credit Suisse Mortgage Capital Certificates (a)(b)(d)
CMO Series 2010-15R Class 5A6
11/26/35	0.530%	4,270,289	4,264,200
CMO Series 2010-1R Class 21A1
01/27/36	2.600%	579,738	575,817
JPMorgan Resecuritization Trust CMO Series 2010-1 Class 1A1 (b)(d)
02/26/37	6.000%	857,089	875,332
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(d)
05/26/47	0.300%	1,933,868	1,911,981

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $7,631,036)			$7,627,330

Commercial Mortgage-Backed Securities - Agency 0.1%
Government National Mortgage Association Series 2010-141 Class A (d)
08/16/31	1.864%	1,463,560	1,469,252

Total Commercial Mortgage-Backed Securities - Agency (Cost: $1,483,008)			$1,469,252

Commercial Mortgage-Backed Securities - Non-Agency 11.7%
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A5 (a)(d)
06/10/39	5.555%	16,449,515	16,619,932

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1 Class A5 (a)(d)
11/10/42	5.264%	$5,853,000	$6,103,977
Bear Stearns Commercial Mortgage Securities Trust (a)(d)
Series 2004-PWR5 Class A5
07/11/42	4.978%	9,895,772	10,118,189
Bear Stearns Commercial Mortgage Securities Trust (d)
Series 2005-PWR8 Class A4
06/11/41	4.674%	9,761,106	10,213,933
Bear Stearns Commercial Mortgage Securities (a)(d)
Series 2004-T16 Class A6
02/13/46	4.750%	13,729,851	14,099,720
Series 2005-T18 Class A4
02/13/42	4.933%	9,596,709	9,976,451
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB (d)
05/15/43	4.755%	1,366,787	1,388,236
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A5 (a)(d)
07/10/37	5.361%	13,366,965	13,517,236
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5 Class A4 (d)
11/15/37	4.829%	4,359,000	4,478,729
DBRR Trust Series 2012-EZ1 Class A (b)(d)
09/25/45	0.946%	3,120,250	3,118,824
GE Capital Commercial Mortgage Corp. Series 2004-C2 Class A4 (d)
03/10/40	4.893%	4,788,206	4,806,401
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 (a)(d)
08/10/38	5.396%	6,216,868	6,341,722
Greenwich Capital Commercial Funding Corp. (a)(d)
Series 2004-GG1 Class A7
06/10/36	5.317%	6,040,108	6,090,241
Series 2005-GG3 Class A4
08/10/42	4.799%	13,205,000	13,630,201
JPMorgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thru Series 2004-C2 Class A3 (a)(d)
05/15/41	5.277%	3,948,228	3,983,446
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB12 Class A4 (d)
09/12/37	4.895%	9,520,000	10,005,368
LB-UBS Commercial Mortgage Trust (a)(d)
Series 2004-C6 Class A6
08/15/29	5.020%	4,202,888	4,276,636
Series 2005-C7 Class A4
11/15/30	5.197%	7,935,000	8,418,868
LB-UBS Commercial Mortgage Trust (d)
Series 2004-C1 Class A4
01/15/31	4.568%	4,322,373	4,432,797
Series 2005-C3 Class A5
07/15/30	4.739%	15,951,000	16,575,944

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Merrill Lynch Mortgage Trust Series 2004-BPC1 Class A5 (a)(d)
10/12/41	4.855%	$11,024,861	$11,251,863
Morgan Stanley Capital I Trust Series 2004-T13 Class A4 (d)
09/13/45	4.660%	1,651,738	1,652,162
VFC LLC Series 2013-1 Class A (b)(d)
03/20/26	3.130%	2,107,878	2,118,711
Wachovia Bank Commercial Mortgage Trust (a)(d)
Series 2004-C14 Class A4
08/15/41	5.088%	7,348,761	7,466,084
Series 2005-C17 Class A4
03/15/42	5.083%	15,000,000	15,624,855
Wachovia Bank Commercial Mortgage Trust (d)
Series 2004-C10 Class A4
02/15/41	4.748%	6,771,220	6,789,319

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $219,147,012)			$213,099,845

Asset-Backed Securities - Non-Agency 18.5%
ARI Fleet Lease Trust Series 2013-A Class A2 (b)
12/15/15	0.700%	7,000,000	6,994,548
Ally Auto Receivables Trust
Series 2012-3 Class A2
01/15/15	0.700%	1,678,318	1,678,630
Series 2012-SN1 Class A2
12/22/14	0.510%	3,638,567	3,638,381
Series 2013-1 Class A2
10/15/15	0.460%	8,925,365	8,923,426
Ally Master Owner Trust
Series 2011-4 Class A2
09/15/16	1.540%	5,110,000	5,144,830
Ally Master Owner Trust (a)
Series 2013-1 Class A1
02/15/18	0.624%	7,500,000	7,497,933
Series 2013-3 Class A
09/15/18	0.694%	5,000,000	5,000,730
AmeriCredit Automobile Receivables Trust
Series 2012-1 Class A2
10/08/15	0.910%	260,431	260,520
Series 2013-2 Class A2
11/08/16	0.530%	10,200,000	10,200,421
American Credit Acceptance Receivables Trust (b)
Series 2013-1 Class A
04/16/18	1.450%	3,796,048	3,794,911
Series 2013-2 Class A
02/15/17	1.320%	4,451,041	4,451,649
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	1,791,882	1,794,056

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

CIT Education Loan Trust Series 2005-1 Class A2 (a)
03/15/22	0.344%	$296,464	$296,305
CNH Equipment Trust
Series 2011-B Class A3
08/15/16	0.910%	1,454,875	1,457,775
Series 2012-B Class A2
10/15/15	0.650%	708,562	708,689
Cabela’s Master Credit Card Trust Series 2010-1A Class A2 (a)(b)
01/16/18	1.624%	7,530,000	7,635,751
Capital Auto Receivables Asset Trust/Ally Series 2013-1 Class A1
03/20/15	0.470%	8,300,000	8,297,655
Chesapeake Funding LLC Series 2012-1A Class A (a)(b)
11/07/23	0.924%	4,134,226	4,148,123
Enterprise Fleet Financing LLC (b)
Series 2011-2 Class A2
10/20/16	1.430%	967,818	968,692
Series 2012-2 Class A2
04/20/18	0.720%	2,145,138	2,147,056
Ford Credit Auto Lease Trust Series 2013-A Class A2
05/15/15	0.460%	8,628,973	8,626,103
Ford Credit Auto Owner Trust
Series 2012-C Class A2
04/15/15	0.470%	886,542	886,587
Series 2012-D Class A2
09/15/15	0.400%	2,917,372	2,918,714
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A2 (a)
09/15/18	0.644%	8,000,000	8,000,087
GE Capital Credit Card Master Note Trust Series 2012-4 Class A (a)
06/15/18	0.474%	5,000,000	4,997,460
GE Equipment Midticket LLC
Series 2012-1 Class A2
01/22/15	0.470%	2,655,789	2,654,823
Series 2013-1 Class A2
03/22/16	0.640%	3,000,000	3,000,271
GE Equipment Small Ticket LLC (b)
Series 2012-1A Class A2
11/21/14	0.850%	2,629,345	2,630,427
Series 2013-1A Class A2
01/25/16	0.730%	5,000,000	5,001,411
GE Equipment Transportation LLC
Series 2013-1 Class A2
11/24/15	0.500%	5,450,000	5,444,120
Series 2013-2 Class A2
06/24/16	0.610%	6,250,000	6,249,419
Great America Leasing Receivables Series 2013-1 Class A2 (b)
05/15/15	0.610%	7,500,000	7,503,344

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Harley-Davidson Motorcycle Trust Series 2012-1 Class A2
08/15/15	0.500%	$694,098	$694,114
Honda Auto Receivables Owner Trust
Series 2012-4 Class A2
04/20/15	0.400%	7,994,824	7,995,487
Series 2013-3 Class A3
01/15/16	0.540%	12,000,000	12,009,852
Hyundai Auto Lease Securitization Trust (b)
Series 2012-A Class A2
01/15/15	0.680%	857,478	857,602
Series 2013-A Class A2
09/15/15	0.510%	10,997,874	10,995,633
Hyundai Auto Receivables Trust
Series 2012-B Class A2
01/15/15	0.540%	1,065,058	1,065,165
Series 2013-B Class A2
03/15/16	0.530%	15,000,000	15,010,449
John Deere Owner Trust
Series 2012-B Class A2
02/17/15	0.430%	3,264,302	3,264,194
Series 2013-A Class A2
09/15/15	0.410%	5,500,000	5,498,138
Louisiana Public Facilities Authority Series 2011-A Class A1 (a)
04/26/21	0.738%	16,894	16,891
M&T Bank Auto Receivables Trust Series 2013-1A Class A2 (b)
02/16/16	0.660%	6,500,000	6,500,814
MMAF Equipment Finance LLC Series 2013-AA Class A2 (b)
05/09/16	0.690%	7,600,000	7,602,856
Mercedes-Benz Auto Lease Trust Series 2012-A Class A3
11/17/14	0.880%	7,186,402	7,191,296
Mercedes-Benz Master Owner Trust Series 2012-BA Class A (a)(b)
11/15/16	0.444%	6,015,000	6,014,371
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	4,336,229	4,336,229
Navitas Equipment Receivables LLC Series 2013-1 Class A (b)(c)
12/16/16	1.950%	3,850,000	3,849,950
Nissan Auto Lease Trust Series 2013-B Class A2A
01/15/16	0.570%	10,000,000	9,999,208
Nissan Auto Receivables Owner Trust Series 2012-B Class A2
04/15/15	0.390%	2,653,056	2,654,430
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1 Class A1 (a)
10/01/18	0.748%	166,124	166,175

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2 (b)
02/23/15	0.440%	$1,348,673	$1,348,510
Prestige Auto Receivables Trust Series 2013-1A Class A2 (b)
02/15/18	1.090%	4,693,635	4,699,923
SLM Private Education Loan Trust Series 2013-A Class A1 (a)(b)
08/15/22	0.774%	3,875,926	3,859,359
SLM Student Loan Trust (a)
Series 2012-6 Class A1
02/27/17	0.330%	1,793,283	1,792,023
Series 2012-7 Class A1
02/27/17	0.330%	5,182,059	5,178,737
Series 2013-1 Class A1
02/27/17	0.320%	6,269,945	6,263,663
SLM Student Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.174%	1,388,237	1,391,494
Series 2011-B Class A1
12/16/24	1.024%	2,949,460	2,950,798
Series 2012-B Class A1
12/15/21	1.274%	1,120,397	1,123,608
SMART Trust
Series 2012-4US Class A2A
06/14/15	0.670%	7,707,048	7,704,376
Series 2013-1US Class A2A
05/14/15	0.580%	7,742,435	7,736,754
SMART Trust (a)
Series 2012-4US Class A3B
03/14/17	0.724%	4,000,000	3,998,452
SMART Trust (b)
Series 2012-1USA Class A2A
09/14/14	1.040%	395,086	395,140
Santander Drive Auto Receivables Trust
Series 2012-1 Class A2
04/15/15	1.250%	183,649	183,691
Series 2012-2 Class A2
05/15/15	0.910%	498,692	498,805
Series 2012-3 Class A2
04/15/15	0.830%	295,253	295,275
Series 2013-2 Class A2
03/15/16	0.470%	4,725,753	4,724,123
Series 2013-4 Class A2
09/15/16	0.890%	5,000,000	5,004,367
Silverleaf Finance VII LLC Series 2010-A Class A (b)
07/15/22	5.360%	763,386	796,365
Utah State Board of Regents Series 2011-1 Class A1 (a)
05/01/23	0.742%	2,014,336	2,014,316
Volkswagen Auto Lease Trust
Series 2012-A Class A2
11/20/14	0.660%	1,069,804	1,070,019
Series 2013-A Class A2A
12/21/15	0.630%	7,000,000	7,011,794

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Volvo Financial Equipment LLC Series 2013-1A Class A2 (b)
11/16/15	0.530%	$10,000,000	$9,991,329
World Omni Master Owner Trust Series 2013-1 Class A (a)(b)
02/15/18	0.524%	8,070,000	8,072,041
Total Asset-Backed Securities - Non-Agency (Cost: $336,745,070)			$336,780,663

Inflation-Indexed Bonds 0.9%
United States 0.9%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	15,720,190	15,804,937
Total Inflation-Indexed Bonds (Cost: $15,881,240)			$15,804,937

U.S. Treasury Obligations 5.0%
U.S. Treasury
01/31/14	0.250%	4,000,000	4,002,032
02/28/14	0.250%	30,000,000	30,015,240
10/31/14	0.250%	10,000,000	10,012,500
01/31/15	0.250%	15,000,000	15,013,470
03/15/15	0.375%	12,000,000	12,027,192
05/31/15	0.250%	10,000,000	10,003,125
10/15/15	0.250%	4,500,000	4,495,253
06/15/16	0.500%	5,000,000	5,003,564
Total U.S. Treasury Obligations (Cost: $90,314,281)			$90,572,376

U.S. Government & Agency Obligations 7.2%
Federal Farm Credit Banks (a)
03/24/15	0.230%	15,000,000	15,025,365
10/26/15	0.201%	20,000,000	20,016,500
10/26/15	0.221%	35,000,000	35,042,665
02/24/16	0.220%	35,000,000	35,038,850
Federal National Mortgage Association
10/26/15	1.625%	10,000,000	10,248,720
Federal National Mortgage Association (a)
01/20/15	0.183%	10,000,000	10,006,640
08/26/16	0.191%	6,000,000	5,999,574
Total U.S. Government & Agency Obligations (Cost: $131,227,678)			$131,378,314

Foreign Government Obligations 1.0%
CANADA 1.0%
Province of Nova Scotia Senior Unsecured
07/21/15	2.375%	10,000,000	10,290,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
CANADA (CONTINUED)
Province of Ontario Senior Unsecured
01/27/14	1.375%	$8,000,000	$8,022,080
Total			18,312,080
Total Foreign Government Obligations (Cost: $18,340,192)			$18,312,080

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.4%
California 0.2%
University of California Revenue Bonds Taxable Series 2011Y-1 (a)
07/01/41	0.748%	5,000,000	5,003,150
Florida 0.3%
Citizens Property Insurance Corp. Revenue Bonds Personal & Commercial Lines Series 2012 (a)
06/01/15	1.330%	5,000,000	5,053,550
Illinois 0.5%
State of Illinois Taxable Unlimited General Obligation Bonds Series 2010
01/01/14	4.071%	10,000,000	10,058,000
Louisiana 0.1%
City of Baton Rouge/Parish of East Baton Rouge Refunding Revenue Bonds Taxable Series 2012
01/15/15	1.239%	1,000,000	1,001,680
New Jersey 0.3%
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A
06/15/14	5.000%	5,000,000	5,144,250
Total Municipal Bonds (Cost: $26,172,514)			$26,260,630

	Shares	Value

Money Market Funds 5.3%
Columbia Short-Term Cash Fund, 0.093% (e)(f)	96,971,118	$96,971,118
Total Money Market Funds (Cost: $96,971,118)		$96,971,118

Total Investments
(Cost: $1,829,391,860) (g)	$1,825,801,203(h)
Other Assets & Liabilities, Net	(5,617,634)
Net Assets	$1,820,183,569

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $262,009,384 or 14.39% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	44,972,196	275,577,402	(223,578,480)	96,971,118	22,526	96,971,118

(g)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $1,829,392,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,977,000
Unrealized Depreciation	(6,568,000)
Net Unrealized Depreciation	$(3,591,000)

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	884,675,575	—	884,675,575
Residential Mortgage-Backed Securities - Agency	—	2,849,083	—	2,849,083
Residential Mortgage-Backed Securities - Non-Agency	—	7,627,330	—	7,627,330
Commercial Mortgage-Backed Securities - Agency	—	1,469,252	—	1,469,252
Commercial Mortgage-Backed Securities - Non-Agency	—	209,981,021	3,118,824	213,099,845
Asset-Backed Securities - Non-Agency	—	328,594,484	8,186,179	336,780,663
Inflation-Indexed Bonds	—	15,804,937	—	15,804,937
U.S. Treasury Obligations	90,572,376	—	—	90,572,376
U.S. Government & Agency Obligations	—	131,378,314	—	131,378,314
Foreign Government Obligations	—	18,312,080	—	18,312,080
Municipal Bonds	—	26,260,630	—	26,260,630
Total Bonds	90,572,376	1,626,952,706	11,305,003	1,728,830,085
Mutual Funds
Money Market Funds	96,971,118	—	—	96,971,118
Total Mutual Funds	96,971,118	—	—	96,971,118
Total	187,543,494	1,626,952,706	11,305,003	1,825,801,203

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Commercial Mortgage-Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of July 31, 2013	3,959,208	6,199,946	10,159,154
Accrued discounts/premiums	(962)	—	(962)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	(7,124)	—	(7,124)
Sales	(832,298)	(1,863,717)	(2,696,015)
Purchases	—	3,849,950	3,849,950
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of October 31, 2013	3,118,824	8,186,179	11,305,003

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2013 was $(7,124), fully comprised of Commercial Mortgage-Backed Securities - Non-Agency.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Large Cap Growth Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 19.0%
Auto Components 0.9%
Delphi Automotive PLC	444,900	$25,448,280
Automobiles 1.0%
General Motors Co. (a)	846,000	31,259,700
Hotels, Restaurants & Leisure 2.5%
Las Vegas Sands Corp.	483,662	33,962,746
Starwood Hotels & Resorts Worldwide, Inc.	573,100	42,191,622
Total		76,154,368
Household Durables 1.0%
Mohawk Industries, Inc. (a)	228,200	30,218,244
Internet & Catalog Retail 4.6%
Amazon.com, Inc. (a)	191,585	69,742,688
Netflix, Inc. (a)	61,100	19,703,528
priceline.com, Inc. (a)	48,000	50,583,840
Total		140,030,056
Media 3.5%
Comcast Corp., Class A	219,239	10,431,391
DISH Network Corp., Class A	886,000	42,705,200
Time Warner Cable, Inc.	122,718	14,744,568
Twenty-First Century Fox, Inc., Class A	1,148,500	39,140,880
Total		107,022,039
Specialty Retail 4.0%
Best Buy Co., Inc.	384,500	16,456,600
Gap, Inc. (The)	311,708	11,530,079
Lowe’s Companies, Inc.	996,700	49,615,726
O’Reilly Automotive, Inc. (a)	217,000	26,866,770
Williams-Sonoma, Inc.	316,300	16,586,772
Total		121,055,947
Textiles, Apparel & Luxury Goods 1.5%
Nike, Inc., Class B	478,000	36,213,280
VF Corp.	38,529	8,283,735
Total		44,497,015
TOTAL CONSUMER DISCRETIONARY		575,685,649
CONSUMER STAPLES 8.9%
Beverages 4.5%
Anheuser-Busch InBev NV, ADR	321,000	33,297,330
Coca-Cola Enterprises, Inc.	794,900	33,171,177

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Beverages (continued)
PepsiCo, Inc.	849,200	$71,409,228
Total		137,877,735
Food & Staples Retailing 1.9%
Walgreen Co.	964,900	57,160,676
Household Products 1.1%
Procter & Gamble Co. (The)	430,900	34,795,175
Personal Products 1.4%
Estee Lauder Companies, Inc. (The), Class A	584,100	41,447,736
TOTAL CONSUMER STAPLES		271,281,322
ENERGY 5.3%
Energy Equipment & Services 2.9%
Halliburton Co.	684,300	36,288,429
Schlumberger Ltd.	565,600	53,008,032
Total		89,296,461
Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp.	369,700	35,228,713
Antero Resources Corp. (a)	63,647	3,595,419
EOG Resources, Inc.	183,800	32,789,920
Kinder Morgan Management LLC (b)(c)	—	32
Total		71,614,084
TOTAL ENERGY		160,910,545
FINANCIALS 6.1%
Capital Markets 2.2%
BlackRock, Inc.	146,200	43,978,422
Invesco Ltd.	679,500	22,933,125
Total		66,911,547
Commercial Banks 1.6%
Fifth Third Bancorp	1,140,500	21,703,715
Wells Fargo & Co.	636,900	27,189,261
Total		48,892,976
Diversified Financial Services 1.3%
Citigroup, Inc.	773,400	37,726,452

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 1.0%
Simon Property Group, Inc.	196,800	$30,415,440
TOTAL FINANCIALS		183,946,415
HEALTH CARE 15.2%
Biotechnology 6.5%
Celgene Corp. (a)	319,600	47,457,404
Celldex Therapeutics, Inc. (a)	209,700	4,804,227
Gilead Sciences, Inc. (a)(d)	1,449,600	102,907,104
Pharmacyclics, Inc. (a)	144,500	17,143,480
Vertex Pharmaceuticals, Inc. (a)	350,700	25,018,938
Total		197,331,153
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	660,000	24,123,000
St. Jude Medical, Inc.	793,900	45,561,921
Zimmer Holdings, Inc.	493,400	43,157,698
Total		112,842,619
Health Care Providers & Services 1.3%
Cardinal Health, Inc.	681,500	39,976,790
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	197,400	19,301,772
Pharmaceuticals 3.1%
AbbVie, Inc.	679,900	32,941,155
Bristol-Myers Squibb Co.	493,800	25,934,376
Johnson & Johnson	360,100	33,348,861
Total		92,224,392
TOTAL HEALTH CARE		461,676,726
INDUSTRIALS 10.6%
Aerospace & Defense 2.9%
Boeing Co. (The)	322,900	42,138,450
Honeywell International, Inc.	516,500	44,796,045
Total		86,934,495
Commercial Services & Supplies 1.6%
Tyco International Ltd.	1,290,700	47,175,085
Electrical Equipment 3.0%
Eaton Corp. PLC	631,400	44,551,584
Rockwell Automation, Inc.	414,200	45,731,822
Total		90,283,406

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 0.8%
Pall Corp.	316,900	$25,516,788
Road & Rail 2.3%
JB Hunt Transport Services, Inc.	373,500	28,023,705
Union Pacific Corp.	283,600	42,937,040
Total		70,960,745
TOTAL INDUSTRIALS		320,870,519
INFORMATION TECHNOLOGY 27.9%
Communications Equipment 3.3%
Cisco Systems, Inc.	1,440,600	32,413,500
QUALCOMM, Inc.	979,380	68,037,529
Total		100,451,029
Computers & Peripherals 5.5%
Apple, Inc.	167,166	87,319,160
EMC Corp.	1,884,210	45,352,935
NCR Corp. (a)	794,000	29,020,700
Stratasys Ltd. (a)	44,345	5,021,184
Total		166,713,979
Internet Software & Services 8.2%
eBay, Inc. (a)	626,000	32,996,460
Facebook, Inc., Class A (a)	1,068,500	53,702,810
Google, Inc., Class A (a)	124,556	128,364,922
LinkedIn Corp., Class A (a)	144,700	32,365,049
Total		247,429,241
IT Services 4.1%
Accenture PLC, Class A	509,900	37,477,650
Mastercard, Inc., Class A	122,300	87,701,330
Total		125,178,980
Semiconductors & Semiconductor Equipment 2.0%
KLA-Tencor Corp.	629,700	41,308,320
NXP Semiconductor NV (a)	486,274	20,481,861
Total		61,790,181
Software 4.8%
Microsoft Corp.	1,627,200	57,521,520
QLIK Technologies, Inc. (a)	641,000	16,242,940
Red Hat, Inc. (a)	483,700	20,929,699
Salesforce.com, Inc. (a)	936,200	49,955,632
Total		144,649,791
TOTAL INFORMATION TECHNOLOGY		846,213,201

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.6%
Chemicals 3.6%
Celanese Corp., Class A	402,400	$22,538,424
LyondellBasell Industries NV, Class A	461,600	34,435,360
Monsanto Co.	509,100	53,394,408
Total		110,368,192
TOTAL MATERIALS		110,368,192
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	813,700	41,099,987
TOTAL TELECOMMUNICATION SERVICES		41,099,987
Total Common Stocks (Cost: $2,252,383,718)		$2,972,052,556

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.093% (e)(f)	48,688,250	$48,688,250
Total Money Market Funds (Cost: $48,688,250)		$48,688,250
Total Investments (Cost: $2,301,071,968) (g)		$3,020,740,806	(h)
Other Assets & Liabilities, Net		13,188,718
Net Assets		$3,033,929,524

Investments in Derivatives
Open Options Contracts Written at October 31, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Gilead Sciences, Inc.	Call	1,280	72.50	89,227	November 2013	101,760

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $32, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management, LLC	12-18-02 - 01-18-05	10

(c)	Represents fractional shares.
(d)	At October 31, 2013, securities valued at $9,086,720 were held to cover open call options written.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	35,610,735	169,019,119	(155,941,604)	48,688,250	8,618	48,688,250

(g)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $2,301,072,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$730,860,000
Unrealized Depreciation	(11,191,000)
Net Unrealized Appreciation	$719,669,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	575,685,649	—	—	575,685,649
Consumer Staples	271,281,322	—	—	271,281,322
Energy	160,910,513	32	—	160,910,545
Financials	183,946,415	—	—	183,946,415
Health Care	461,676,726	—	—	461,676,726
Industrials	320,870,519	—	—	320,870,519
Information Technology	846,213,201	—	—	846,213,201
Materials	110,368,192	—	—	110,368,192
Telecommunication Services	41,099,987	—	—	41,099,987
Total Equity Securities	2,972,052,524	32	—	2,972,052,556
Mutual Funds
Money Market Funds	48,688,250	—	—	48,688,250
Total Mutual Funds	48,688,250	—	—	48,688,250
Investments in Securities	3,020,740,774	32	—	3,020,740,806
Derivatives
Liabilities
Options Contracts Written	(101,760)	—	—	(101,760)
Total	3,020,639,014	32	—	3,020,639,046

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Oregon Intermediate Municipal Bond Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.7%
AIRPORT 1.7%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011
07/01/27	5.500%	$6,635,000	$7,388,073
ASSISTED LIVING 0.4%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robinson Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	999,450
10/01/24	5.125%	1,000,000	948,630
Total			1,948,080
HIGHER EDUCATION 5.6%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009
05/01/30	6.000%	1,500,000	1,513,665
City of Portland Refunding Revenue Bonds Broadway Project Series 2008A
04/01/23	6.250%	3,250,000	3,833,180
Oregon Health & Science University
Revenue Bonds
Series 2012-E
07/01/31	4.000%	2,000,000	1,916,600
Series 2012A
07/01/18	5.000%	1,000,000	1,160,130
Series 2012E
07/01/32	5.000%	7,000,000	7,366,520
Oregon Health & Science University (a)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/21	0.000%	9,700,000	7,516,336
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A
10/01/20	5.000%	1,825,000	1,891,758
Total			25,198,189
HOSPITAL 11.7%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/16	4.000%	780,000	826,106
08/01/17	4.000%	810,000	859,783
08/01/18	4.000%	745,000	788,031
08/01/19	4.000%	855,000	900,093

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
08/01/20	4.000%	$915,000	$941,233
08/01/21	4.000%	725,000	730,546
08/01/26	5.000%	1,200,000	1,230,048
08/01/27	5.000%	1,260,000	1,279,391
08/01/31	5.000%	1,635,000	1,614,056
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,357,060
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/14 Revenue Bonds
Providence Health Systems
Series 2004
10/01/16	5.250%	2,970,000	3,107,273
Revenue Bonds
Adventist Health West
Series 2009A
09/01/21	5.000%	3,685,000	4,105,053
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/18	5.000%	1,195,000	1,317,750
09/01/19	5.000%	1,255,000	1,385,997
09/01/22	5.000%	500,000	543,595
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	5,780,250
Legacy Health Systems
Series 2010A
03/15/15	5.000%	1,000,000	1,057,390
03/15/16	5.000%	1,500,000	1,639,305
Peacehealth
Series 2009A
11/01/17	5.000%	4,450,000	5,119,058
11/01/19	5.000%	3,695,000	4,280,584
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,769,263
Revenue Bonds
Providence Health Services
Series 2011C
10/01/14	4.000%	1,625,000	1,679,226
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,591,070
Series 2008A
08/15/15	5.750%	785,000	853,287
08/15/18	5.250%	2,500,000	2,890,525
Total			52,645,973

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDEPENDENT POWER 1.4%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	$3,235,000	$3,165,997
01/01/21	5.000%	3,000,000	2,901,570
Total			6,067,567
INVESTOR OWNED 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A (b)
05/01/33	5.000%	3,750,000	3,913,800
LOCAL GENERAL OBLIGATION 35.7%
Benton & Linn Counties Consolidated School District No. 509J & 509A Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,938,000
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	610,073
Central Oregon Community College District Unlimited General Obligation Bonds Series 2010
06/15/24	4.750%	2,580,000	2,976,004
City of Canby Refunding Limited General Obligation Bonds Series 2012 AGM
12/01/29	4.000%	2,690,000	2,683,598
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012
06/01/25	4.000%	1,875,000	1,997,306
City of Madras
Refunding Unlimited General Obligation Bonds
Series 2013
02/15/24	4.000%	745,000	752,040
Series 2013
02/15/27	4.500%	500,000	492,475
City of Portland
Limited General Obligation Refunding Bonds
Arena
Series 2005B
06/01/16	5.000%	3,075,000	3,293,264
Limited Tax
Series 2011A
06/01/23	5.000%	6,140,000	7,145,548
City of Portland (a)
Limited Tax General Obligation Bonds
Series 2001B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
06/01/16	0.000%	$3,500,000	$3,414,845
06/01/18	0.000%	4,000,000	3,700,360
06/01/19	0.000%	4,000,000	3,574,000
06/01/20	0.000%	4,000,000	3,427,720
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,753,077
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,399,686
06/01/20	5.000%	880,000	1,026,520
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
West Linn-Wilsonville
Series 2009
06/15/24	5.000%	4,150,000	4,845,125
Clackamas & Washington Counties School District No. 3 (a)
Unlimited General Obligation Bonds
Series 2003A (NPFGC)
06/15/17	0.000%	4,000,000	3,830,640
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC)
06/15/15	5.250%	110,000	110,674
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,122,353
Clackamas County School District No. 115 Unlimited General Obligation Bonds Series 2006A (NPFGC) (a)
06/15/25	0.000%	2,250,000	1,373,423
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,479,120
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	4,848,466
06/15/26	5.000%	3,000,000	3,307,920
Columbia County School District No. 502 Unlimited General Obligation Bonds Series 1999 (NPFGC) (a)
06/01/14	0.000%	1,025,000	1,022,868
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	810,000	875,440
06/15/19	2.500%	1,010,000	1,058,187
Columbia Multnomah & Washington Counties School District No. 1J
Unlimited General Obligation Bonds
Scappoose School District

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2009
06/15/23	5.000%	$1,000,000	$1,137,040
06/15/24	5.000%	1,165,000	1,312,221
06/15/25	5.000%	1,275,000	1,421,102
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC)
06/01/27	4.125%	2,000,000	2,044,920
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,124,540
11/01/25	5.000%	1,140,000	1,272,069
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC) (a)
06/15/22	0.000%	2,335,000	1,804,068
Jackson County School District No. 549C Medford
Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,585,590
06/15/28	4.625%	1,660,000	1,744,062
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,214,600
06/15/21	5.500%	1,410,000	1,717,592
Jefferson County School District No. 509J Unlimited General Obligation Bonds Madras Series 2013B
06/15/28	5.000%	2,095,000	2,340,702
Josephine County School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
12/15/15	5.000%	1,000,000	1,096,830
12/15/16	5.000%	1,000,000	1,132,840
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/20	3.000%	1,000,000	1,059,460
06/15/21	3.000%	1,610,000	1,684,833
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	2,195,000	2,466,675
06/15/18	4.250%	2,000,000	2,284,320
Series 2012
06/15/23	5.000%	1,000,000	1,180,060
Lane County School District No. 19 Springfield Unlimited General Obligation Refunding Bonds Series 1997 (NPFGC)
10/15/14	6.000%	1,310,000	1,380,321

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005
06/01/22	5.000%	$1,695,000	$1,748,748
Marion & Clackamas Counties School District No. 4J Unlimited General Obligation Refunding Bonds Series 2013
06/15/21	4.000%	2,785,000	3,118,225
Portland Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/16	5.000%	4,750,000	5,101,215
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2009A
06/15/15	4.000%	3,850,000	4,072,453
06/15/16	5.000%	2,500,000	2,784,275
Tualatin Hills Park & Recreation District Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC)
03/01/14	5.750%	990,000	1,008,335
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,530,062
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	1,006,851
06/15/21	5.000%	6,575,000	7,824,381
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (a)
Limited General Obligation Bonds
Series 2000
06/15/18	0.000%	2,700,000	2,503,278
Washington & Multnomah Counties School District No 48J Beaverton Refunding Unlimited General Obligation Bonds Series 2012-B
06/15/23	4.000%	3,250,000	3,573,017
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,125,000	8,626,231
Washington County School District No. 1 West Union
Refunding Unlimited General Obligation Bonds
Hillsboro
Series 2012
06/15/20	4.000%	3,400,000	3,838,770
Washington County School District No. 1 West Union (a)
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Capital Appreciation-Hillsboro
Series 2006 (NPFGC)
06/15/25	0.000%	$4,065,000	$2,427,903
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	1,780,000	2,058,089
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/21	5.500%	1,000,000	1,224,040
Total			160,508,450
MULTI-FAMILY 1.9%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	4,000,000	3,731,240
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,565,000	1,659,980
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/18	4.000%	740,000	759,255
10/01/19	4.000%	780,000	787,355
10/01/20	4.000%	810,000	803,220
10/01/22	4.000%	875,000	830,778
Total			8,571,828
MUNICIPAL POWER 2.3%
City of Eugene
Refunding Revenue Bonds
Electric Utility System
Series 2011A
08/01/28	5.000%	2,200,000	2,415,930
08/01/29	5.000%	3,410,000	3,713,320
Emerald People’s Utility District Refunding Revenue Bonds Series 1996 (NPFGC/FGIC)
11/01/13	7.350%	2,675,000	2,675,508
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (c)
07/01/17	5.000%	1,605,000	1,426,347
Total			10,231,105

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE 0.5%
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A (d)(e)
11/15/22	6.650%	$2,400,000	$2,400,072
PORTS 0.8%
Port of Morrow
Limited General Obligation Bonds
Series 2013
06/01/22	4.000%	425,000	432,221
06/01/23	4.000%	440,000	444,400
06/01/24	4.000%	460,000	461,214
06/01/25	4.000%	480,000	472,594
06/01/26	4.000%	500,000	481,250
06/01/27	4.000%	515,000	488,107
06/01/28	4.000%	250,000	230,425
Port of St. Helen’s
Revenue Bonds
Series 1999
08/01/14	5.600%	70,000	70,101
08/01/19	5.750%	425,000	425,268
Total			3,505,580
RECREATION 5.3%
Oregon State Lottery
Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,541,157
Series 2009A
04/01/21	5.000%	5,000,000	5,818,500
04/01/22	5.000%	5,000,000	5,804,450
04/01/27	5.000%	4,000,000	4,517,120
Series 2012B
04/01/18	3.000%	3,600,000	3,914,496
Unrefunded Revenue Bonds
Series 2003A (AGM)
04/01/14	5.000%	380,000	381,539
Total			23,977,262
REFUNDED / ESCROWED 5.9%
Deschutes County Administrative School District No. 1 Bend-La Pine Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007 (NPFGC)
06/15/20	4.500%	5,000,000	5,672,800
Emerald People’s Utility District Prerefunded 11/01/13 Revenue Bonds Series 2003A (AGM)
11/01/20	5.250%	605,000	605,000
Oregon State Department of Administrative Services
Prerefunded 05/01/17 Certificate of Participation
Series 2007A (NPFGC)
05/01/24	5.000%	2,630,000	3,018,451

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
05/01/25	5.000%	$2,780,000	$3,190,606
05/01/26	5.000%	2,800,000	3,213,560
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity (c)
08/01/26	6.000%	5,000,000	6,341,100
State of Oregon
Prerefunded 08/01/014 Unlimited General Obligation Refunding Bonds
Series 2004D
08/01/24	5.000%	165,000	170,973
Prerefunded 08/01/14 Unlimited General Obligation Bonds
Series 2004D
08/01/24	5.000%	3,455,000	3,580,071
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity (c)
10/01/18	7.300%	750,000	883,807
Total			26,676,368
RETIREMENT COMMUNITIES 1.2%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2012
12/01/20	5.000%	1,250,000	1,399,825
12/01/22	5.000%	500,000	548,360
Revenue Bonds
Terwilliger Plaza Project
Series 2006A
12/01/26	5.250%	1,400,000	1,429,554
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/22	5.000%	625,000	683,112
10/01/23	5.000%	645,000	701,070
10/01/24	5.000%	455,000	487,214
Total			5,249,135
SINGLE FAMILY 1.8%
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage
Series 2008G
07/01/28	5.200%	2,830,000	2,943,568
Single Family Mortgage Program
Series 2010A
07/01/27	5.250%	615,000	666,482
Series 2011A (FHLMC)
07/01/25	5.250%	2,370,000	2,575,716
Series 2011B
07/01/28	5.250%	1,695,000	1,841,905
Total			8,027,671

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 6.3%
Oregon Department of Transportation
Revenue Bonds
Senior Lien
Series 2007A
11/15/16	5.000%	$6,305,000	$7,151,951
Series 2009A
11/15/27	4.750%	7,000,000	7,548,030
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/31	5.000%	1,100,000	1,131,867
Tri-County Metropolitan Transportation District
Refunding Revenue Bonds
Limited Tax Pledge
Series 2005A (AGM)
09/01/17	5.000%	4,250,000	4,598,542
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,135,440
09/01/21	4.250%	1,815,000	2,015,140
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (c)
10/01/25	5.000%	4,410,000	4,634,601
Total			28,215,571
SPECIAL PROPERTY TAX 4.9%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	4,180,000	4,217,077
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown
Series 2011
06/15/18	5.000%	3,095,000	3,563,274
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	4,989,021
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,668,464
06/15/27	5.000%	1,370,000	1,430,883
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,673,442
06/15/26	5.000%	1,440,000	1,540,670
Redmond Urban Renewal Agency Tax Allocation Bonds Downtown Urban Renewal Area Series 1999B
06/01/19	5.850%	785,000	786,876

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001
06/01/15	5.250%	$430,000	$431,329
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/16	5.375%	440,000	441,188
02/15/21	5.625%	1,100,000	1,101,694
Total			21,843,918
STATE APPROPRIATED 0.8%
Oregon State Department of Administrative Services Certificate of Participation Series 2009A
05/01/23	5.000%	3,100,000	3,452,718
STATE GENERAL OBLIGATION 0.3%
State of Oregon (a)
Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/17	0.000%	1,050,000	1,002,760
State Higher Board of Education
Series 1996A
08/01/14	0.000%	490,000	488,844
Total			1,491,604
TRANSPORTATION 1.8%
Tri-County Metropolitan Transportation District
Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/25	5.000%	4,775,000	5,327,563
Payroll Tax and Grant Receipt
Series 2013
11/01/18	5.000%	2,500,000	2,836,975
Total			8,164,538
WATER & SEWER 5.5%
City of Albany
Limited General Obligation Refunding Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2013
08/01/22	4.000%	$1,240,000	$1,371,651
08/01/23	4.000%	1,290,000	1,418,458
City of Portland Sewer System
Refunding Revenue Bonds
1st Lien
Series 2008A
06/15/17	5.000%	1,500,000	1,727,505
Revenue Bonds
First Lien
Series 2004A (AGM)
10/01/21	4.250%	2,500,000	2,578,600
City of Portland Water System Refunding Revenue Bonds 1st Lien Series 2006B
10/01/16	5.000%	5,330,000	6,017,730
City of Sutherlin Water Revenue Bonds BAN Series 2012
11/15/13	1.400%	1,230,000	1,230,309
City of Woodburn
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,183,115
03/01/19	5.000%	3,490,000	4,019,189
03/01/22	5.000%	4,620,000	5,330,602
Total			24,877,159
Total Municipal Bonds (Cost: $412,568,453)			$434,354,661

		Shares	Value

Money Market Funds 2.2%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (f)		3,209,038	$3,209,038
JPMorgan Tax-Free Money Market Fund, 0.010% (f)		6,881,349	6,881,349
Total Money Market Funds (Cost: $10,090,387)			$10,090,387
Total Investments (Cost: $422,658,840) (g)			$444,445,048(h)
Other Assets & Liabilities, Net			5,143,878
Net Assets			$449,588,926

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $14,417,722 or 3.21% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $2,400,072, representing 0.53% of net assets. Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Oregon State Facilities Authority
Revenue Bonds
Goodwill Industries Lane County
Series 1998A
11/15/22 6.650%	06-17-98	2,400,000

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $2,400,072 or 0.53% of net assets.

(f)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(g)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $422,659,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,340,000
Unrealized Depreciation	(2,554,000)
Net Unrealized Appreciation	$21,786,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	434,354,661	—	434,354,661
Total Bonds	—	434,354,661	—	434,354,661
Mutual Funds
Money Market Funds	10,090,387	—	—	10,090,387
Total Mutual Funds	10,090,387	—	—	10,090,387
Total	10,090,387	434,354,661	—	444,445,048

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Tax-Exempt Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.8%
ALABAMA 0.3%
County of Jefferson Sewer Refunding Revenue Bonds Series 1997A (FGIC)
02/01/22	5.625%	$570,000	$417,719
County of Jefferson
Revenue Bonds
Series 2004A
01/01/19	5.250%	2,790,000	2,770,135
01/01/23	5.250%	7,500,000	7,461,225
Total			10,649,079
ALASKA 0.8%
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
4th Series 2000 (AGM)
07/01/20	6.000%	4,145,000	5,056,320
07/01/21	6.000%	2,395,000	2,934,378
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	19,327,152
10/01/41	7.750%	4,350,000	4,604,475
Total			31,922,325
ARIZONA 1.4%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	7,800,000	8,213,556
City of Tucson Unlimited General Obligation Bonds Series 1984G (NPFGC)
07/01/14	7.625%	3,140,000	3,287,172
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	13,750,000	13,787,675
Industrial Development Authority of the County of Pima (The) Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT (a)
09/01/21	8.200%	10,000,000	13,171,300
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2004A
07/01/26	5.500%	5,000,000	5,138,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	$9,775,000	$10,072,942
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007
12/01/32	5.000%	5,400,000	5,452,866
Total			59,124,211
CALIFORNIA 13.3%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Community
Series 2011
07/01/26	6.125%	3,420,000	3,800,167
07/01/41	6.125%	7,015,000	7,418,082
Revenue Bonds
San Diego Hospital Association
Series 2003C
03/01/20	5.375%	1,320,000	1,336,447
Sharp Healthcare
Series 2009
08/01/39	6.250%	4,000,000	4,475,360
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	2,000,000	1,939,020
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Series 2004
10/01/11	13.000%	400,000	183,948
10/01/15	8.375%	1,740,000	713,383
10/01/19	8.750%	8,670,000	3,554,613
Series 2010
10/01/20	8.375%	1,415,000	565,986
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Series 2001A (NPFGC) (f)
10/01/17	0.000%	2,525,000	2,329,792
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	138,578
Revenue Bonds
Kaiser Permanente
Series 2006A
04/01/39	5.250%	4,500,000	4,539,375
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,305,880
Unrefunded Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Providence Health
Series 2008
10/01/38	6.500%	$7,890,000	$9,047,226
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	2,390,000	2,499,868
Series 2006K AMT
02/01/42	5.500%	3,350,000	3,442,896
California Municipal Finance Authority
Revenue Bonds
American Heritage Education Foundation Project
Series 2006A
06/01/36	5.250%	1,750,000	1,376,743
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,090,080
California Municipal Finance Authority (a)(b)(d)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32	7.500%	1,925,000	1,889,657
California State Department of Veterans Affairs Revenue Bonds Series 2007A AMT (a)
12/01/22	4.850%	1,390,000	1,458,944
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/37	5.000%	4,660,000	4,714,056
Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	6,967,140
California Statewide Communities Development Authority
Revenue Bonds
Aspire Public Schools
Series 2010
07/01/30	6.000%	3,555,000	3,488,628
John Muir Health
Series 2006A
08/15/32	5.000%	1,000,000	1,007,430
Kaiser Permanente
Series 2006B
03/01/45	5.250%	13,000,000	13,095,420
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	5,500,000	5,643,110
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC) (f)
08/01/24	0.000%	9,445,000	6,204,987
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,443,630

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
09/01/24	5.000%	$1,110,000	$1,128,959
09/01/25	5.000%	790,000	797,252
09/01/26	5.000%	1,230,000	1,236,027
09/01/27	5.000%	1,280,000	1,281,728
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA)
05/01/23	7.600%	6,965,000	8,953,856
City of San Jose
Revenue Bonds
Series 2001A (NPFGC)
03/01/31	5.000%	4,855,000	4,867,672
City of San Jose (a)
Revenue Bonds
Series 2007A (AMBAC) AMT
03/01/16	5.000%	3,000,000	3,289,230
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	2,500,000	2,707,200
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	4,000,000	4,434,160
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Capital Appreciation
Series 1999
01/15/28	5.875%	10,000,000	10,049,200
Series 1999
01/15/40	5.750%	4,100,000	3,991,432
Foothill-Eastern Transportation Corridor Agency (f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 1995A Escrowed to Maturity
01/01/18	0.000%	10,000,000	9,498,000
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	875,000	793,284
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC) (f)
08/01/22	0.000%	2,180,000	1,409,784
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,157,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
May Farms Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	$6,165,000	$8,945,723
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC) (f)
08/01/23	0.000%	9,790,000	6,551,468
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	882,040
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT (a)
04/01/16	8.000%	7,000,000	8,272,530
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	5,650,000	3,023,428
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	4,500,000	4,823,685
05/15/39	5.250%	17,000,000	17,963,560
San Francisco City & County Public Utilities Commission Water Revenue Bonds Series 2006A (AGM)
11/01/31	4.500%	15,000,000	15,255,300
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	500,000	546,155
08/01/39	6.625%	1,500,000	1,647,045
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01/01/33	5.000%	970,000	862,340
San Joaquin Hills Transportation Corridor Agency (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1997A (NPFGC)
01/15/14	0.000%	14,450,000	14,369,080
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM) (f)
08/01/18	0.000%	1,785,000	1,611,587

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 (AGM)
08/01/23	5.000%	$1,500,000	$1,671,720
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
04/01/17	6.000%	2,500,000	2,948,700
Series 2006
10/01/36	4.500%	4,015,000	3,947,187
Various Purpose
Series 2005
03/01/32	5.000%	1,500,000	1,542,795
08/01/35	5.000%	10,000,000	10,185,400
Series 2007
12/01/32	5.000%	8,000,000	8,368,960
06/01/37	5.000%	13,145,000	13,499,784
11/01/37	5.000%	18,000,000	18,538,560
12/01/37	5.000%	10,200,000	10,510,590
Series 2008
03/01/27	5.500%	1,000,000	1,105,550
03/01/38	5.250%	8,250,000	8,586,105
Series 2009
04/01/31	5.750%	32,500,000	36,316,475
04/01/35	6.000%	15,000,000	17,193,600
04/01/38	6.000%	22,500,000	25,621,650
11/01/39	5.500%	15,520,000	16,759,582
Series 2010
03/01/30	5.250%	3,000,000	3,272,640
03/01/33	6.000%	5,000,000	5,846,550
03/01/40	5.500%	17,200,000	18,639,812
Series 2011
09/01/30	5.250%	8,750,000	9,527,962
Series 2012
04/01/35	5.250%	19,275,000	20,499,926
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	34,950,000	35,221,212
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,094
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/27	5.000%	1,275,000	1,294,941
09/01/28	5.000%	1,315,000	1,331,779
09/01/29	5.000%	1,405,000	1,413,880
09/01/30	5.000%	1,480,000	1,483,049
09/01/31	5.000%	1,555,000	1,551,252
Turlock Irrigation District Certificate of Participation Series 2003A (NPFGC)
01/01/33	5.000%	4,450,000	4,450,045

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
University of California Revenue Bonds General Series 2009Q
05/15/34	5.000%	$5,750,000	$6,156,697
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	9,365,000	9,417,069
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	2,320,000	2,735,767
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC) (f)
09/01/18	0.000%	1,160,000	1,026,438
Total			544,691,062
COLORADO 2.1%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/17	4.800%	675,000	653,353
12/01/22	4.950%	1,570,000	1,396,013
12/01/26	5.000%	1,575,000	1,314,968
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT (a)
10/01/32	5.250%	5,000,000	4,500,650
City of Westminster Revenue Bonds Post Project Series 2007D (AGM)
12/01/23	5.000%	1,240,000	1,409,148
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartment
Series 2008
06/01/33	5.500%	2,000,000	2,075,000
06/01/38	5.500%	6,000,000	6,089,520
Colorado Health Facilities Authority
Prerefunded 06/01/14 Revenue Bonds
Evangelical Lutheran
Series 2009A
06/01/38	6.125%	3,250,000	3,360,662
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/33	5.000%	5,500,000	5,098,555
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	5,883,627

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Revenue Bonds
Evangelical Lutheran
Series 2005
06/01/23	5.250%	$1,200,000	$1,252,236
Colorado Health Facilities Authority (g)
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/45	5.250%	10,000,000	9,893,300
Colorado State Board of Governors Revenue Bonds Series 2008A (AGM)
03/01/27	5.000%	1,250,000	1,328,875
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	5,000,000	5,147,850
E-470 Public Highway Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	4,505,122
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	16,101,462
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,611,736
12/15/37	5.500%	3,100,000	2,780,173
Regional Transportation District Refunding Revenue Bonds Series 2007A
11/01/24	5.250%	1,000,000	1,212,250
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	5,000,000	5,531,700
Revenue Bonds
Series 2012-A
11/15/42	5.000%	5,000,000	4,887,500
Total			87,033,700
CONNECTICUT 1.4%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,039,680
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC)
08/15/19	5.500%	1,500,000	1,754,370

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
City of Hartford Unrefunded Unlimited General Obligation Bonds Series 2012A (AGM)
04/01/32	5.000%	$245,000	$254,364
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,422
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/28	5.000%	750,000	788,550
Connecticut Housing Finance Authority (a)
Revenue Bonds
Housing Mortgage Finance Program
Subordinated Series 2006A-1 AMT
11/15/36	4.875%	760,000	757,112
Subordinated Revenue Bonds
Series 2012B-2 AMT
11/15/32	4.050%	1,000,000	911,730
Connecticut Resources Recovery Authority Refunding Revenue Bonds American Fuel Co. Series 2001A-II AMT (a)
11/15/15	5.500%	1,500,000	1,500,045
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/28	4.375%	1,500,000	1,531,365
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/27	5.500%	2,375,000	2,384,453
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Ascension Health Senior Center
Series 2010
11/15/40	5.000%	2,500,000	2,565,400
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,625,000	1,672,840
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	1,812,700
Fairfield University
Series 2008N
07/01/27	4.750%	1,000,000	1,046,090
Hartford Healthcare
Series 2011A
07/01/32	5.000%	500,000	502,180
Lawrence & Memorial Hospital
Series 2011S
07/01/22	5.000%	1,810,000	2,021,426
07/01/31	5.000%	1,425,000	1,470,686

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	$2,035,000	$2,456,123
07/01/26	5.250%	1,045,000	1,259,371
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	457,746
07/01/26	5.000%	900,000	949,149
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	517,740
Stamford Hospital
Series 2012J
07/01/37	5.000%	1,000,000	1,004,120
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,093,180
07/01/29	5.000%	860,000	905,227
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	2,000,000	2,336,400
Village Families & Children
Series 2002A (AMBAC)
07/01/23	5.000%	255,000	255,000
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,540,155
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,028,140
Yale-New Haven Hospital
Series 2010M
07/01/40	5.500%	1,000,000	1,053,450
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	8,750,000	9,496,287
New Haven Parking Authority Refunding Revenue Bonds Series 2002 (AMBAC)
12/01/15	5.375%	500,000	524,465
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	1,750,000	1,914,343
South Central Connecticut Regional Water Authority
Prerefunded 08/01/2015 Revenue Bonds
20th Series 2005
08/01/30	5.000%	1,065,000	1,150,828
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/23	5.250%	1,000,000	1,202,620
2oth Series 2007A (NPFGC)
08/01/24	5.250%	1,000,000	1,202,500
Unrefunded Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
20th Series 2005
08/01/30	5.000%	$805,000	$838,858
State of Connecticut
Revenue Bonds
Revolving Fund
Series 2009A
06/01/26	5.000%	1,000,000	1,156,450
Unlimited General Obligation Bonds
Series 2001C (AGM)
12/15/15	5.500%	1,500,000	1,663,335
Town of Suffield Unlimited General Obligation Refunding Bonds Series 2005
06/15/20	5.000%	1,400,000	1,680,840
University of Connecticut Revenue Bonds Series 2009A
02/15/28	5.000%	500,000	552,840
Total			58,262,580
DELAWARE 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/31	5.400%	5,000,000	5,276,350
Revenue Bonds
Newark Charter School
Series 2012
09/01/32	4.625%	2,000,000	1,818,060
09/01/42	5.000%	1,350,000	1,277,073
Total			8,371,483
DISTRICT OF COLUMBIA 0.4%
District of Columbia
Refunding Revenue Bonds
2nd Series 2009B
12/01/23	5.000%	2,000,000	2,313,480
Revenue Bonds
KIPP Charter School
Series 2013
07/01/33	6.000%	250,000	264,830
07/01/48	6.000%	1,150,000	1,187,341
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) AMT (a)
10/01/22	4.750%	4,250,000	4,529,692
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	6,615,223	6,474,054
Total			14,769,397

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 3.1%
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04/01/24	5.000%	$1,800,000	$1,842,480
04/01/34	5.000%	16,250,000	16,126,012
Brevard County Housing Finance Authority Revenue Bonds Series 1985 (FGIC/MGIC) (f)
04/01/17	0.000%	375,000	267,401
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(d)
07/01/40	7.500%	7,695,000	7,696,693
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	1,820,000	818,308
City of Ocala Revenue Bonds Series 2007A (NPFGC)
10/01/24	5.000%	2,985,000	3,372,334
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT (a)
10/01/25	5.000%	6,000,000	6,429,780
County of Escambia Revenue Bonds Series 2003A AMT (a)
11/01/27	5.750%	2,750,000	2,749,945
County of Polk Improvement Refunding Revenue Bonds Series 2006 (NPFGC)
12/01/20	5.000%	1,040,000	1,146,610
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	1,030,000	1,211,115
Unrefunded Revenue Bonds
Series 1992 (NPFGC)
10/01/19	6.000%	290,000	305,588
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012-A
06/15/22	5.500%	1,240,000	1,193,798
06/15/32	6.000%	4,000,000	3,602,200
06/15/43	6.125%	5,000,000	4,344,800
Florida Development Finance Corp. (g)
Revenue Bonds
Renaissance Charter School Project
Series 2013A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
06/15/44	8.500%	$15,000,000	$14,812,350
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06/01/26	5.000%	5,525,000	6,309,053
06/01/27	5.000%	5,800,000	6,491,940
Highlands County Health Facilities Authority
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006G
11/15/21	5.125%	70,000	79,542
11/15/32	5.125%	465,000	528,384
Highlands County Health Facilities Authority (h)
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	215,000	245,113
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	4,931,500
Marion County Hospital District Improvement Refunding Revenue Bonds Munroe Regional Health System Series 2007
10/01/29	5.000%	1,000,000	1,027,850
Mid-Bay Bridge Authority
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,613,900
Series 2011A
10/01/40	7.250%	7,000,000	7,697,130
Orange County School Board Certificate of Participation Series 2005B (AMBAC)
08/01/25	5.000%	2,440,000	2,603,675
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/14	5.000%	330,000	331,884
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	7,429,023
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (b)(c)
10/01/27	5.250%	9,750,000	10,049,423
State of Florida
Revenue Bonds
Series 2007A (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
07/01/18	5.000%	$2,000,000	$2,291,780
Unlimited General Obligation Bonds
Jacksonville Transportation Authority
Series 1985 Escrowed to Maturity
01/01/15	9.200%	845,000	891,357
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,651,575
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,850,000	2,488,791
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/23	6.000%	1,735,000	1,739,216
Total			126,320,550

GEORGIA 2.1%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	1,250,000	1,260,837
City of Atlanta
Revenue Bonds
Series 1999A (NPFGC)
11/01/22	5.500%	5,475,000	6,410,404
Series 2004 (AGM)
11/01/25	5.750%	1,000,000	1,214,160
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,301,375
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	32,500,000	33,241,975
Henry County Water & Sewerage Authority Revenue Bonds Series 1997 (AMBAC)
02/01/20	6.150%	5,390,000	6,596,875
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Rental-Mortgage
Series 1992N
07/01/18	6.250%	340,000	383,833
Series 1992P (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
07/01/20	6.250%	$6,000,000	$6,759,360
Series 2007A (AMBAC)
07/01/26	5.250%	1,000,000	1,175,560
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	345,000	358,476
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC)
01/01/18	6.600%	3,600,000	4,069,116
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	13,995,000	15,530,671
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	3,000,000	3,015,930
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/24	5.000%	1,000,000	1,065,340
Total			87,383,912

GUAM 0.1%
Territory of Guam (c)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	4,150,000	4,340,111
Series 2011A
01/01/42	5.125%	800,000	798,168
Total			5,138,279

HAWAII 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	6,652,230
Series 2010B
07/01/30	5.625%	1,220,000	1,276,754
07/01/40	5.750%	1,630,000	1,701,280
Hawaii State Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/21	5.000%	1,000,000	1,078,410
11/15/27	5.000%	1,400,000	1,437,366
11/15/32	5.125%	1,300,000	1,311,674
11/15/37	5.250%	1,945,000	1,951,905
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	1,000,000	1,113,690
11/15/44	9.000%	3,000,000	3,327,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HAWAII (CONTINUED)
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	$1,430,000	$1,426,325
07/01/43	6.875%	2,795,000	2,781,500
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	5,250,000	5,706,750
Total			29,764,884

IDAHO 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,172,330
12/01/33	6.250%	6,000,000	6,808,140
Idaho Health Facilities Authority (h)
Refunding Revenue Bonds
IHC Hospitals, Inc.
Series 1992 Escrowed to Maturity
02/15/21	6.650%	6,000,000	7,890,600
Total			15,871,070

ILLINOIS 8.8%
Chicago Board of Education
Certificate of Participation
Lease Certificates
Series 1992A (NPFGC)
01/01/15	6.250%	6,840,000	7,016,814
01/01/16	6.000%	5,000,000	5,445,250
01/01/20	6.000%	8,000,000	8,895,520
Chicago Board of Education (f)
Unlimited General Obligation Bonds
Capital Appreciation-School Reform
Series 1998B-1 (NPFGC)
12/01/21	0.000%	8,000,000	5,372,800
12/01/22	0.000%	25,200,000	15,794,352
City of Chicago Wastewater Transmission Refunding Revenue Bonds Capital Appreciation Series 1998A (NPFGC) (f)
01/01/20	0.000%	7,275,000	6,006,967
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/23	5.500%	9,750,000	10,731,825
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	4,210,000	4,507,479

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Cook County High School District No. 209 Proviso Township Limited General Obligation Bonds Capital Appreciation Series 2004 (AGM)
12/01/15	5.000%	$1,750,000	$1,868,948
Cook County School District No. 102 La Grange Unlimited General Obligation Bonds Capital Appreciation Series 2001 (NPFGC) (f)
12/01/20	0.000%	3,065,000	2,430,024
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/20	8.250%	1,015,000	1,345,880
01/01/23	8.250%	1,420,000	1,957,044
County of Du Page Unlimited General Obligation Refunding Bonds Jail Project Series 1993
01/01/21	5.600%	2,565,000	2,936,925
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC) (f)
01/01/21	0.000%	2,675,000	2,071,440
Illinois Finance Authority
Refunding Revenue Bonds
Commonwealth Edison Co.
Series 1994 (AMBAC/TCRS)
01/15/14	5.850%	4,500,000	4,544,550
Swedish Covenant
Series 2010A
08/15/38	6.000%	12,505,000	13,021,081
Uno Charter School
Series 2011A
10/01/41	7.125%	3,000,000	3,299,700
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	5,942,995
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,212,740
Series 2009B
08/15/30	5.750%	10,000,000	11,063,700
Riverside Health System
Series 2009
11/15/35	6.250%	8,200,000	8,768,014
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	8,869,440
Sherman Health System
Series 2007A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
08/01/37	5.500%	$19,550,000	$20,175,404
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	39,300,000	42,286,014
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	1,905,000	2,176,977
Illinois Finance Authority (f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	59,138,240
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC) (f)
06/15/18	0.000%	4,000,000	3,482,960
Lake County School District No. 56
Unlimited General Obligation Bonds
Series 1997 Escrowed to Maturity (NPFGC)
01/01/17	9.000%	4,125,000	4,487,670
Unrefunded Unlimited General Obligation Bonds
Series 1997 (NPFGC)
01/01/17	9.000%	2,910,000	3,256,203
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick
Series 2010B-2
06/15/50	5.000%	6,625,000	6,366,824
Metropolitan Pier & Exposition Authority (f)
Revenue Bonds
McCormick Place Project
Series 1993 Escrowed to Maturity (NPFGC/FGIC)
06/15/16	0.000%	1,115,000	1,092,154
Unrefunded Revenue Bonds
McCormick Place Project
Series 1993 (NPFGC/FGIC)
06/15/16	0.000%	2,635,000	2,517,242
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	14,584,500
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	15,000,000	16,083,000
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/20	7.750%	5,000,000	6,047,350
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	6,328,746
State of Illinois
Prerefunded 06/15/15 Revenue Bonds
Series 2005 (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
06/15/28	5.000%	$2,000,000	$2,152,200
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/23	6.000%	4,000,000	4,954,840
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/26	6.000%	3,000,000	3,393,420
Series 2004A
03/01/34	5.000%	3,000,000	2,899,470
Series 2006
01/01/31	5.500%	7,985,000	8,526,623
Series 2012
03/01/35	5.000%	2,725,000	2,627,826
03/01/36	5.000%	2,000,000	1,909,260
Series 2013
07/01/38	5.500%	4,125,000	4,140,015
Unlimited General Obligation Refunded Bonds
Series 2012
08/01/19	5.000%	5,000,000	5,570,250
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/25	5.000%	3,100,000	3,219,412
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity
12/01/15	7.100%	425,000	456,433
Total			361,976,521

INDIANA 2.0%
County of Jasper
Refunding Revenue Bonds
Various-Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	3,000,000	3,447,480
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,241,540
Crown Point Multi School Building Corp. Revenue Bonds First Mortgage Series 2000 (NPFGC) (f)
01/15/19	0.000%	8,165,000	7,149,356
Indiana Finance Authority
Prerefunded 08/01/16 Revenue Bonds
State Revolving Fund
Series 2006
02/01/25	5.000%	360,000	404,273
Refunding Revenue Bonds
Series 2007A (NPFGC)
06/01/29	4.500%	10,000,000	10,248,400
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,269,080
Revenue Bonds
1st Lien - CWA Authority
Series 2011A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
10/01/31	5.250%	$8,335,000	$8,988,797
BHI Senior Living
Series 2011
11/15/31	5.500%	1,175,000	1,192,496
11/15/41	5.750%	5,655,000	5,789,928
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	6,885,515
Unrefunded Revenue Bonds
State Revolving Fund
Series 2006
02/01/25	5.000%	7,640,000	8,467,794
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/33	5.000%	6,950,000	6,988,294
Revenue Bonds
Clarian Health Obligation Group
Series 2006A
02/15/36	5.000%	4,375,000	4,385,938
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B Escrowed to Maturity (AMBAC)
07/01/16	6.250%	6,180,000	6,657,714
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT (a)(d)(e)
11/15/31	6.500%	1,052,259	20,887
Purdue University Revenue Bonds Student Fees Series 2009X
07/01/23	5.250%	1,000,000	1,171,120
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (b)
09/01/37	5.700%	3,950,000	3,952,054
Total			82,260,666

IOWA 0.9%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011
06/15/36	5.250%	6,000,000	6,073,200
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003 (h)
01/01/29	8.000%	124,000	127,988

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/32	5.500%	$1,500,000	$1,335,285
09/01/37	5.500%	2,500,000	2,118,900
09/01/43	5.750%	2,630,000	2,231,871
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	15,000,000	13,692,450
Iowa Student Loan Liquidity Corp. (a)
Senior Revenue Bonds
Series 2011A-2 AMT
12/01/26	5.600%	7,240,000	7,462,485
12/01/27	5.700%	4,980,000	5,102,757
Total			38,144,936

KANSAS 0.2%
City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012
12/15/29	5.250%	11,000,000	9,789,120

KENTUCKY 1.5%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	5,800,000	6,115,520
Revenue Bonds
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,300,000	3,215,025
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,206,144
12/01/38	6.000%	2,850,000	2,846,153
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	15,401,320
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	24,000,000	28,788,240
Total			59,572,402

LOUISIANA 2.5%
East Baton Rouge Mortgage Finance Authority Refunding Revenue Bonds Series 1993B (GNMA/FNMA)
10/01/25	5.400%	140,000	140,175

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Jefferson Sales Tax District
Refunding Revenue Bonds
Series 2009B
12/01/22	4.500%	$1,000,000	$1,087,060
Revenue Bonds
Series 2007B (AMBAC)
12/01/20	5.250%	1,000,000	1,109,650
Louisiana Housing Finance Agency Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC)
12/01/23	4.875%	585,000	620,082
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	6,729,250
Louisiana Public Facilities Authority
Prerefunded 02/15/17 Revenue Bonds
Tulane University Project
Series 2007 (NPFGC)
02/15/26	5.000%	95,000	108,259
Revenue Bonds
Hurricane Recovery Program
Series 2007 (AMBAC)
06/01/20	5.000%	1,000,000	1,073,170
Unrefunded Revenue Bonds
Tulane University Project
Series 2007 (NPFGC)
02/15/26	5.000%	905,000	982,731
Louisiana Public Facilities Authority (a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	25,000,000	23,003,250
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	9,500,000	10,368,015
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/30	6.250%	5,250,000	5,842,725
01/01/40	6.500%	20,400,000	22,567,500
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (h)
12/01/40	4.000%	7,900,000	7,883,331

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	$18,600,000	$18,460,872
St. Tammany Parish Wide School District No. 12 Unlimited General Obligation Bonds Series 2008
03/01/23	4.500%	1,000,000	1,065,070
Total			101,041,140

MARYLAND 0.7%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	6,804,000	5,844,160
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	4,952,250
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	4,000,000	4,162,160
Revenue Bonds
Salisbury University Project
Series 2012
06/01/30	5.000%	400,000	390,732
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	1,600,000	1,637,360
Senior Revenue Bonds
Towson University Project
Series 2012
07/01/29	5.000%	650,000	661,394
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/39	6.750%	5,000,000	5,841,050
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,189,630
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,579,020
Total			30,257,756

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS 7.2%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	$1,000,000	$1,038,300
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (a)(d)
09/01/35	6.500%	5,030,000	3,551,230
Boston Water & Sewer Commission
Refunding Revenue Bonds
Senior Series 2009A
11/01/28	5.000%	1,250,000	1,386,987
Revenue Bonds
Senior Series 1992A
11/01/13	5.750%	190,000	190,029
Senior Series 1993A
11/01/19	5.250%	3,870,000	4,366,018
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	4,500,000	5,210,505
01/01/28	5.500%	7,500,000	8,645,625
01/01/30	5.500%	2,500,000	2,846,800
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994A (FGIC)
03/01/14	7.000%	240,000	245,402
Series 1994C (AGM)
03/01/19	7.000%	2,500,000	2,857,375
Series 1992B (NPFGC)
03/01/16	6.200%	1,435,000	1,511,643
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	1,834,125
07/01/29	5.500%	2,000,000	2,395,900
Senior Series 2008B
07/01/27	5.250%	710,000	844,027
Series 2005A
07/01/24	5.000%	1,000,000	1,208,820
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	625,000	789,375
Massachusetts Department of Transportation (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997C (NPFGC)
01/01/18	0.000%	4,700,000	4,374,478
01/01/20	0.000%	17,000,000	14,611,840
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,145,000	926,946
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Adventcare Project
Series 2007A
10/15/28	6.650%	$5,000,000	$5,111,150
Boston College
Series 2009Q-2
07/01/29	5.000%	1,455,000	1,574,004
Boston Medical Center
Series 2012C
07/01/29	5.000%	1,000,000	1,000,630
Boston University
Series 2005T-1 (AMBAC)
10/01/39	5.000%	2,000,000	2,026,140
Covenant Health System Obligation Group
Series 2012
07/01/31	5.000%	1,000,000	1,009,040
Education-Dexter School Project
Series 2007
05/01/26	4.500%	1,600,000	1,622,944
Evergreen Center, Inc.
Series 2005
01/01/35	5.500%	750,000	696,840
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,084,410
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/13	6.250%	266,962	266,934
11/15/46	6.250%	2,127,125	1,659,668
Series 2011A-2
11/15/46	5.500%	154,325	107,270
Partners Healthcare
Series 2012L
07/01/36	5.000%	1,000,000	1,026,840
Smith College
Series 2005
07/01/35	5.000%	3,000,000	3,130,380
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,199,660
Massachusetts Development Finance Agency (f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	767,588	4,137
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	720,000	768,737
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Issue I
Series 2010B AMT
01/01/31	5.700%	7,250,000	7,381,225
Series 2008H (AGM) AMT
01/01/30	6.350%	7,300,000	7,716,465
Series 2011J AMT
07/01/33	5.625%	2,360,000	2,395,730
Series 2012J AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
07/01/25	4.625%	$15,000,000	$15,033,000
07/01/28	4.900%	1,000,000	957,530
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/21	5.000%	1,500,000	1,677,600
Boston College
Series 2008M-2
06/01/35	5.500%	22,000,000	25,585,560
Caregroup
Series 1998B-2 (NPFGC)
02/01/28	5.375%	1,380,000	1,483,293
Series 20 08E-1
07/01/33	5.125%	3,000,000	3,053,940
Harvard University
Series 1991N
04/01/20	6.250%	4,675,000	5,971,892
Series 2009A
11/15/36	5.500%	1,000,000	1,114,920
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,000,200
Massachusetts Institute of Technology
Series 2002K
07/01/22	5.500%	8,000,000	10,090,800
Series 2004M
07/01/25	5.250%	500,000	621,760
Series 2009O
07/01/26	5.000%	11,500,000	13,238,800
Milford Regional Medical
Series 2007E
07/15/22	5.000%	1,250,000	1,284,012
07/15/32	5.000%	4,720,000	4,509,724
07/15/37	5.000%	500,000	465,190
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	11,400,000	11,721,822
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	4,668,975
Suffolk University
Series 2009A
07/01/30	6.250%	1,000,000	1,097,600
Tufts University
Series 2008
08/15/38	5.375%	1,000,000	1,098,140
Series 2009M
02/15/28	5.500%	1,000,000	1,188,490
Unrefunded Revenue Bonds
South Shore
Series 1999F
07/01/29	5.750%	1,845,000	1,851,181
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2009-147
06/01/28	4.800%	60,000	60,853
Massachusetts Housing Finance Agency (a)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	$2,000,000	$1,997,240
Rental Housing
Series 2004A (AGM) AMT
07/01/25	5.250%	7,560,000	7,566,728
Series 2007D AMT
06/01/40	4.850%	750,000	720,735
Series 2010C AMT
12/01/30	5.000%	1,000,000	1,011,130
12/01/42	5.350%	1,500,000	1,499,190
Massachusetts Housing Finance Agency (a)(h)
Revenue Bonds
Single Family
Series 2006-122 AMT
12/01/31	4.850%	5,140,000	5,146,014
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Series 1997A (FHA)
08/01/37	6.500%	630,000	630,851
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC) AMT (a)
07/01/32	5.000%	2,000,000	2,009,840
Massachusetts School Building Authority Senior Revenue Bonds Series 2011B
10/15/35	5.000%	1,000,000	1,061,250
Massachusetts State College Building Authority
Refunding Revenue Bonds
Senior Series 1994A
05/01/14	7.500%	1,910,000	1,970,853
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,134,610
Massachusetts State College Building Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/18	0.000%	4,000,000	3,752,840
05/01/19	0.000%	7,710,000	6,994,281
05/01/23	0.000%	3,000,000	2,280,030
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/30	5.250%	1,000,000	1,164,830
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	12,445,000	14,845,392
State Revolving Fund
Series 2009-14

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
08/01/38	5.000%	$1,200,000	$1,290,360
Massachusetts Water Resources Authority
Prerefunded 08/01/17 Revenue Bonds
Series 2005A (NPFGC)
08/01/24	5.250%	155,000	180,859
Refunding Revenue Bonds
General
Series 2011C
08/01/28	5.000%	500,000	554,795
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/19	6.500%	4,865,000	5,633,865
Series 1992A Escrowed to Maturity (FGIC)
07/15/19	6.500%	6,075,000	7,035,093
Series 2002J (AGM)
08/01/21	5.500%	5,000,000	6,155,000
Series 2006A (AMBAC)
08/01/24	5.000%	2,170,000	2,469,026
Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	300,000	314,592
Series 1993C (TCRS)
12/01/15	5.250%	825,000	863,989
Series 2005A (NPFGC)
08/01/24	5.250%	2,845,000	3,250,185
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,194,370
Total			294,120,859

MICHIGAN 1.4%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013
06/01/22	5.500%	2,000,000	1,967,720
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	11,925,000	10,964,560
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/34	5.000%	1,375,000	1,240,360
Series 2005A (NPFGC)
07/01/27	5.000%	1,290,000	1,220,198
Series 2011A
07/01/41	5.250%	2,000,000	1,833,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Detroit City School District Unlimited General Obligation Refunding Bonds School Building & Site Improvement Series 2005A (AGM) (Qualified School Bond Loan Fund)
05/01/17	5.000%	$2,500,000	$2,614,500
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund)
05/01/27	5.000%	495,000	496,302
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	399,649
11/01/22	5.000%	750,000	716,993
11/01/32	4.750%	1,170,000	945,149
Michigan Higher Education Facilities Authority Prerefunded 12/01/17 Limited Obligation Revenue Bonds Kalamazoo College Project Series 2007
12/01/33	5.000%	250,000	291,110
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,100,839
Michigan Sugar Co.- Caro Project
Series 1998B
11/01/25	6.450%	3,500,000	2,990,190
Michigan Strategic Fund (a)(d)
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25	6.550%	4,250,000	3,662,693
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,203,416
Roseville Community Schools Unlimited General Obligation Refunding Bonds School Building & Site Series 2006 (AGM) (Qualified School Bond Loan Fund)
05/01/23	5.000%	3,100,000	3,322,208
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,026,047
State of Michigan
Refunding Revenue Bonds
Series 2005 (AGM)
05/15/22	5.250%	2,000,000	2,370,020
Series 2006 (AGM)
05/15/24	5.000%	2,000,000	2,187,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
State of Michigan (f)
Certificate of Participation
Series 2000 Escrowed to Maturity (AMBAC)
06/01/21	0.000%	$6,000,000	$4,976,940
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	5,000,000	5,358,400
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT (a)
12/01/19	4.750%	3,750,000	3,930,488
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	1,000,000	1,172,890
Total			58,991,772

MINNESOTA 3.6%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Health Partners Obligation Group Project Series 2003
12/01/17	6.000%	1,650,000	1,657,475
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	8,652,975
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	16,825,000	17,566,141
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	22,775,000	24,470,599
07/01/30	5.750%	3,200,000	3,360,960
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,763,020
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,151,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
03/01/40	6.500%	$2,800,000	$2,902,368
Southern Minnesota Municipal Power Agency (f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	21,134,300
01/01/23	0.000%	26,500,000	19,350,035
01/01/25	0.000%	17,500,000	11,469,150
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/36	5.250%	4,550,000	4,609,741
Healtheast Project
Series 2005
11/15/25	6.000%	3,500,000	3,619,910
11/15/30	6.000%	10,000,000	10,210,700
11/15/35	6.000%	11,500,000	11,702,170
University of Minnesota Revenue Bonds Series 1996A Escrowed to Maturity
07/01/21	5.500%	1,000,000	1,207,650
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC)
01/01/16	9.750%	1,000,000	1,156,990
Total			148,985,464

MISSISSIPPI 0.5%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	2,751,629
Harrison County Wastewater Management District Refunding Revenue Bonds Wastewater Treatment Facility Series 1986 Escrowed to Maturity
02/01/15	5.000%	4,250,000	4,396,668
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	6,073,641
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	6,640,000	7,008,852
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	455,000	454,941
Total			20,685,731

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI 1.2%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	$2,615,000	$2,658,775
11/01/39	6.875%	1,500,000	1,533,615
City of St. Louis Airport Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/23	5.000%	1,000,000	1,090,790
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	13,322,520
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT (a)
03/15/29	5.200%	6,385,000	7,033,780
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	1,500,000	1,577,580
Missouri State Health & Educational Facilities Authority
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (NPFGC)
06/01/15	5.250%	1,185,000	1,216,047
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/31	5.750%	1,730,000	1,789,875
02/01/41	6.000%	2,600,000	2,703,376
Senior Living Facilities-Lutheran
Series 2010
02/01/42	5.500%	2,000,000	2,001,900
St. Louis Area Housing Finance Corp. Wellington Arms III Project Series 1979
01/01/21	7.375%	1,024,103	1,026,377
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Anheuser-Busch Co. Project
Series 1991
05/01/16	6.650%	2,650,000	2,956,950
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	7,000,000	6,597,640
St. Louis County Industrial Development Authority (f)
Revenue Bonds
Convention Center Hotel

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Series 2000 (AMBAC)
07/15/18	0.000%	$2,000,000	$1,739,320
University of Missouri
Prerefunded 11/01/15 Revenue Bonds
System Facilities
Series 2006A
11/01/26	5.000%	260,000	283,982
Unrefunded Revenue Bonds
System Facilities
Series 2006A
11/01/26	5.000%	740,000	797,158
Total			48,329,685

NEBRASKA 0.6%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010
01/01/40	5.625%	875,000	905,056
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	11,988,750
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	6,982,172
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02/01/15	6.000%	945,000	983,603
Series 1992B Escrowed to Maturity
02/01/17	6.200%	1,285,000	1,408,335
Total			22,267,916

NEVADA 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,500,000	2,361,550
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A (b)
06/15/28	6.750%	2,000,000	1,954,480
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	12,000,000	13,347,360
County of Clark

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	$18,750,000	$19,221,562
County of Clark (a)
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) AMT
10/01/35	4.850%	5,000,000	4,840,450
Director of the State of Nevada Department of Business & Industry Revenue Bonds Republic Services, Inc. Series 2003 AMT (a)(h)
12/01/26	5.625%	2,000,000	2,181,120
Henderson Local Improvement Districts Special Assessment Bonds Series 2006T-18
09/01/35	5.300%	10,630,000	7,871,621
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	4,095,000	4,512,977
Total			56,291,120

NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. of New Hampshire Project Series 2006B (NPFGC) AMT (a)
05/01/21	4.750%	4,500,000	4,590,450

NEW JERSEY 3.2%
Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,500,000	104,805
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37	6.250%	4,000,000	279,480
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	23,990,000	28,408,478
Series 2005N-1 (NPFGC)
09/01/27	5.500%	5,000,000	5,846,800
Seeing Eye, Inc. Project
Series 2005 (AMBAC)
12/01/24	5.000%	1,000,000	1,027,260
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
MSU Student Housing Project - Provident
Series 2010
06/01/31	5.750%	$4,350,000	$4,646,453
06/01/42	5.875%	14,500,000	15,290,830
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	7,000,000	6,798,120
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/23	5.125%	5,000,000	4,766,750
09/15/29	5.250%	2,500,000	2,297,600
New Jersey Educational Facilities Authority Revenue Bonds William Paterson University Series 2008C
07/01/24	5.000%	1,000,000	1,111,810
New Jersey Environmental Infrastructure Trust
Prerefunded 09/01/16 Revenue Bonds
Environmental
Series 2007A
09/01/22	5.000%	10,000	11,254
Series 2007A
09/01/22	5.000%	5,000	5,633
Prerefunded 9/01/16 Revenue Bonds
Environmental
Series 2007
09/01/22	5.000%	35,000	39,432
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	4,036,960
Virtua Health
Series 2009
07/01/33	5.750%	750,000	786,443
New Jersey State Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,259,640
Revenue Bonds
Series 1991C (NPFGC) Escrowed to Maturity
01/01/16	6.500%	6,840,000	7,564,698
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	2,997,175
Unrefunded Revenue Bonds
Series 1991C (AGM)
01/01/16	6.500%	1,415,000	1,600,351
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 1999A
06/15/18	5.750%	5,000,000	5,964,600
06/15/20	5.750%	4,150,000	5,021,292
Series 2006A
12/15/23	5.500%	3,000,000	3,582,390
Series 2011B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
06/15/31	5.500%	$7,250,000	$7,878,647
Tobacco Settlement Financing Corp. Revenue Bonds Series 2007-1A
06/01/26	4.625%	5,055,000	4,346,289
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT (a)
12/01/31	5.250%	15,000,000	15,508,050
Total			132,181,240

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare
Series 2009
08/01/39	5.000%	6,500,000	6,534,970
Presbyterian Healthcare Services
Series 2008A
08/01/32	6.375%	8,650,000	9,798,201
Total			16,333,171

NEW YORK 7.0%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	3,830,000	4,017,402
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	6,849,635
City of New York
Prerefunded 4/01/15 Unlimited General Obligation Bonds
Series 2005-M
04/01/22	5.000%	5,000	5,325
Unrefunded Unlimited General Obligation Bonds
Series 2005-M
04/01/22	5.000%	475,000	504,455
Series 2002E (NPFGC/IBC)
08/01/15	5.625%	5,000	5,023
Housing Development Corp.
Prerefunded 07/01/15 Revenue Bonds
Capital Funding Program-New York City Housing Authority Program
Series 2005A (NPFGC)
07/01/25	5.000%	300,000	323,319
Revenue Bonds
Series 2005F-1
11/01/25	4.650%	5,000,000	5,115,850

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Long Island Power Authority Revenue Bonds Series 2008A
05/01/33	6.000%	$2,725,000	$3,104,429
Metropolitan Transportation Authority
Revenue Bonds
Series 2007A (AGM)
11/15/33	5.000%	12,000,000	12,312,600
Series 2007B
11/15/24	5.000%	6,820,000	7,537,600
Series 2009B
11/15/34	5.000%	1,000,000	1,043,890
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	1,990,060
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	3,000,000	2,927,430
New York City Industrial Development Agency (a)(h)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/21	5.500%	6,940,000	7,492,285
01/01/24	5.500%	5,500,000	5,912,115
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4
01/15/25	5.125%	2,000,000	2,302,480
New York City Water & Sewer System Revenue Bonds Series 2005C (NPFGC)
06/15/27	5.000%	8,000,000	8,452,880
New York Local Government Assistance Corp.
Refunding Revenue Bonds
Series 1993E (AMBAC/TCRS)
04/01/16	5.250%	10,000,000	10,877,700
Series 1993E (NPFGC)
04/01/21	5.000%	3,655,000	4,362,242
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (a)
10/01/21	4.600%	3,625,000	3,706,381
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/29	5.500%	2,030,000	2,442,090
Revenue Bonds
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,166,545
Consolidated City University System 2nd Generation
Series 1993A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
07/01/20	6.000%	$13,350,000	$15,999,574
Series 1993A (AGM)
07/01/20	6.000%	6,140,000	7,358,606
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,097,680
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	15,000,000	15,283,050
New York University
Series 2008A
07/01/29	5.000%	3,845,000	4,186,013
New York University Hospital Center
Series 2007B
07/01/24	5.250%	420,000	447,002
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/37	5.500%	6,250,000	6,517,562
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	2,250,000	2,263,973
State University
Series 1993A (NPFGC/IBC)
05/15/17	5.875%	28,240,000	31,664,100
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/23	5.500%	2,000,000	2,419,640
Unrefunded Revenue Bonds
Series 2005-F
03/15/23	5.000%	250,000	263,628
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (h)
04/01/20	12.336%	13,000,000	13,020,020
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Series 2008A
06/15/28	5.000%	1,000,000	1,107,510
New York State Thruway Authority Revenue Bonds Series 2005G (AGM)
01/01/24	5.000%	4,000,000	4,277,240
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 2006
10/01/28	5.000%	1,000,000	1,078,220
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	7,551,320
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
10/01/19	6.750%	$5,600,000	$5,365,752
Consolidated 146th
Series 2006 (AGM) AMT
12/01/23	4.500%	7,500,000	7,686,225
JFK International Air Terminal 4 Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,564,675
Suffolk County Industrial Development Agency
Revenue Bonds
Gurwin Jewish-Phase II
Series 2004
05/01/39	6.700%	850,000	857,676
Suffolk County Industrial Development Agency (a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/23	5.500%	7,800,000	7,307,820
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06/01/19	5.500%	2,495,000	2,502,585
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002 (NFPGC)
11/15/20	5.500%	6,800,000	8,288,112
Series 2012-B
11/15/28	5.000%	3,200,000	3,561,280
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/21	6.125%	7,000,000	8,751,750
01/01/21	6.125%	11,000,000	13,752,750
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,000,000	1,420,560
09/15/42	6.000%	7,000,000	4,870,740
Total			284,916,799

NORTH CAROLINA 1.1%
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	8,450,000	9,670,349
City of High Point Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	392,140
Durham Housing Authority Revenue Bonds Series 2005 AMT (a)(d)
02/01/38	5.650%	3,156,352	2,991,085
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/22 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
Series 1988A
01/01/26	6.000%	$1,940,000	$2,486,576
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	3,870,000	4,272,093
Series 2009A
01/01/26	5.500%	300,000	330,354
Series 2009B
01/01/26	5.000%	7,000,000	7,550,340
Unrefunded Revenue Bonds
Series 1991A
01/01/18	6.500%	2,185,000	2,640,857
North Carolina Housing Finance Agency Revenue Bonds Series 2006A-26 AMT (a)(h)
01/01/38	5.500%	815,000	848,855
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	4,794,200
Revenue Bonds
1st Mortgage Deerfield
Series 2008A
11/01/33	6.000%	4,060,000	4,160,160
1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,350,700
Health Care Housing Arc Projects
Series 2004A
10/01/34	5.800%	1,400,000	1,437,380
North Carolina Medical Care Commission (f)
Refunding Revenue Bonds
Capital Appreciation-Wilson Memorial Hospital
Series 1997 (AMBAC)
11/01/14	0.000%	1,380,000	1,358,058
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A
05/01/27	5.000%	305,000	343,122
Total			45,626,269

NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,088,178

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH DAKOTA (CONTINUED)
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	$4,490,000	$4,494,670
Total			12,582,848

OHIO 2.1%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC)
12/01/15	7.000%	1,685,000	1,793,093
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	13,220,000	13,353,125
City of Cleveland
Refunding Revenue Bonds
1st Mortgage
Series 1993G (NPFGC)
01/01/21	5.500%	4,015,000	4,767,933
Revenue Bonds
Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	535,020
City of Columbus Sewerage Revenue Bonds Series 2008A
06/01/31	4.750%	10,000,000	10,215,500
City of Lakewood Water System Revenue Bonds Series 1995 (AMBAC)
07/01/20	5.850%	1,390,000	1,680,162
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/36	5.250%	2,380,000	2,397,874
08/01/41	5.250%	6,900,000	6,912,489
Cleveland Department of Public Utilities Division of Water Revenue Bonds Series 2007P
01/01/24	5.000%	2,000,000	2,220,340
County of Hamilton Revenue Bonds Improvement- Greater Cincinnati Metropolitan Series 2007A
12/01/25	5.000%	3,425,000	3,906,795

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
County of Montgomery Prerefunded 12/01/14 Unlimited General Obligation Improvement Bonds Various Purpose Series 2005 (NPFGC)
12/01/24	5.000%	$2,600,000	$2,735,174
Kings Local School District
Unlimited General Obligation Bonds
National Public Finance (NPFGC/FGIC)
Series 1995 Escrowed to Maturity
12/01/16	7.500%	1,285,000	1,459,426
Unrefunded Unlimited General Obligation Bonds
National Public Finance (NPFGC)
Series 1995
12/01/16	7.500%	330,000	331,696
Ohio Higher Educational Facility Commission
Revenue Bonds
Denison University 2007 Project
Series 2007
11/01/23	5.000%	4,000,000	4,548,040
University Hospital Health Systems
Series 2009A
01/15/39	6.750%	7,700,000	8,305,451
University of Dayton Project
Series 2009
12/01/24	5.500%	3,000,000	3,481,440
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC)
09/01/28	5.250%	215,000	218,320
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/26	5.500%	3,000,000	3,644,430
Ohio State University (The)
Prerefunded 06/01/15 Revenue Bonds
Series 2005-A
06/01/25	5.000%	270,000	289,769
Unrefunded Revenue Bonds
Series 2005-A
06/01/25	5.000%	470,000	498,595
Ohio State Water Development Authority
Refunding Revenue Bonds
Drinking Water Fund
Series 2005
12/01/21	5.250%	3,890,000	4,740,471
12/01/22	5.250%	2,625,000	3,209,036
Toledo-Lucas County Port Authority
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	1,302,344
Toledo-Lucas County Port Authority (h)
Refunding Revenue Bonds
CSX Transportation, Inc. Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Series 1992
12/15/21	6.450%	$3,950,000	$4,777,446
Total			87,323,969

OREGON 0.4%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	655,131
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	3,500,000	3,120,915
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/30	5.500%	1,435,000	1,733,523
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	4,500,000	4,915,710
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10/01/25	5.000%	750,000	762,637
Willamette University Projects
Series 2007A
10/01/27	5.000%	1,500,000	1,551,360
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2005A
07/01/20	4.400%	230,000	232,261
Polk, Marion & Benton School District No. 13J Unlimited General Obligation Bonds Central School District Series 2009A
06/15/29	4.375%	1,300,000	1,330,849
Total			14,302,386

PENNSYLVANIA 2.1%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008
03/01/28	5.000%	490,000	511,472

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds Series 2012A
05/01/42	5.000%	$5,500,000	$4,918,155
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	7,904,330
Chester County Industrial Development Authority 1st Mortgage RHA/Pennsylvania Nursing Home Series 2002 (d)
05/01/32	8.500%	5,750,000	5,865,000
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,400,000	4,172,378
Delaware Valley Regional Financial Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,316,890
Montgomery County Industrial Development Authority Revenue Bonds Whitemarsh Continuing Care Series 2005
02/01/28	6.125%	2,000,000	1,991,320
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	4,000,000	4,136,800
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	17,104,809
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Allegheny Energy Supply Co.
Series 2009
07/15/39	7.000%	13,000,000	13,030,420
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	5,325,000	5,313,551
Pennsylvania Economic Development Financing Authority (a)
Revenue Bonds
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	1,000,000	1,097,490
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Series 2008
07/01/28	5.750%	$3,000,000	$2,985,030
Edinboro University Foundation
Series 2010
07/01/43	6.000%	4,750,000	4,652,862
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,720,350
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	450,000	578,615
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010
11/01/36	5.000%	4,850,000	4,900,925
Washington County Industrial Development Authority (d)
1st Mortgage
Central Project
Series 2003
01/01/29	8.500%	1,891,000	1,952,817
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC) (f)
08/15/22	0.000%	2,000,000	1,469,940
Total			86,623,154

PUERTO RICO 2.0%
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	941,350
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,179,645
Series 2008WW
07/01/23	5.375%	2,500,000	1,963,675
Series 2010XX
07/01/40	5.250%	14,500,000	10,628,355
Series 2012A
07/01/29	5.000%	9,250,000	6,748,985
Series 2013A
07/01/36	6.750%	1,500,000	1,277,445
07/01/43	7.000%	16,430,000	14,132,264
Puerto Rico Highways & Transportation Authority (c)
Refunding Revenue Bonds
Series 1996Z Escrowed to Maturity (AGM)
07/01/18	6.000%	5,360,000	6,409,970
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	169,904

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
Series 2003AA Escrowed to Maturity (NPFGC)
07/01/20	5.500%	$320,000	$395,651
Revenue Bonds
Series 2005K
07/01/20	5.000%	5,000,000	4,002,050
Puerto Rico Public Buildings Authority (c)
Prerefunded 07/01/14 Revenue Bonds
Government Facilities
Series 2004I
07/01/33	5.250%	130,000	134,398
Refunding Revenue Bonds
Government Facilities
Series 2002F
07/01/20	5.250%	2,000,000	1,625,440
Series 2007M
07/01/31	6.250%	27,000,000	21,491,190
Puerto Rico Public Finance Corp. (c)
Revenue Bonds
Commonwealth Appropriation
Series 1998A (AMBAC)
06/01/19	5.375%	2,190,000	2,619,569
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	544,928
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,271,498
Commonwealth Appropriations
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,132,503
Total			80,668,820

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT (a)
12/01/37	4.850%	2,465,000	2,343,919

SOUTH CAROLINA 0.9%
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A
10/01/26	5.250%	1,700,000	1,485,035
County of Georgetown Refunding Revenue Bonds International Paper Co. Project Series 2000A
03/15/14	5.950%	1,000,000	1,017,340
County of Richland Revenue Bonds International Paper Series 2003 AMT (a)
04/01/23	6.100%	1,000,000	1,000,980

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/21	6.250%	$1,250,000	$1,542,837
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,370,000	13,098,013
Piedmont Municipal Power Agency (f)
Refunding Revenue Bonds
Capital Appreciation
Subordinated Series 2004A-2 (NPFGC)
01/01/24	0.000%	5,000,000	3,342,700
Scago Educational Facilities Corp. Prerefunded 10/01/15 Revenue Bonds School District No. 5 Spartanburg County Series 2005 (AGM)
04/01/22	4.600%	8,885,000	9,603,708
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/42	6.000%	5,133,239	3,134,356
South Carolina Jobs-Economic Development Authority (f)
Refunding Subordinated Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/47	0.000%	1,283,310	1,283
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01/01/27	5.000%	2,600,000	2,768,506
Series 2008A
01/01/28	5.375%	250,000	280,500
Total			37,275,258

SOUTH DAKOTA 0.5%
Heartland Consumers Power District
Revenue Bonds
Series 1992 Escrowed to Maturity (AGM)
01/01/17	6.000%	2,555,000	2,579,860
Unrefunded Revenue Bonds
Series 1992 (AGM)
01/01/17	6.000%	8,635,000	9,457,743
State of South Dakota Revenue Bonds Series 1993A (AGM)
09/01/17	6.700%	5,975,000	6,677,361
Total			18,714,964

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TENNESSEE 0.1%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC)
01/01/15	5.250%	$5,000,000	$5,280,750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage AHF Project Series 2003 (d)
01/01/29	8.500%	391,000	403,782
Total			5,684,532

TEXAS 8.4%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	1,370,000	1,449,076
07/01/45	6.200%	7,200,000	7,537,896
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B (h)
04/01/45	6.125%	13,450,000	14,240,995
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	2,700,000	2,618,865
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	8,620,000	8,805,158
Central Texas Regional Mobility Authority (f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/25	0.000%	2,000,000	1,107,940
City Public Service Board of San Antonio Revenue Bonds Series 1997 Escrowed to Maturity
02/01/20	5.500%	1,055,000	1,257,877
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	8,000,000	8,520,000
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	11,526,795
City of Houston Airport System (a)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
Refunding Revenue Bonds
Continental-Special Facilities
Series 2011AAMT
07/15/30	6.500%	$5,555,000	$5,568,276
Subordinated Lien
Series 2012A AMT
07/01/31	5.000%	5,000,000	5,062,800
City of Houston Utility System (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A Escrowed to Maturity (AGM)
12/01/19	0.000%	26,955,000	24,065,424
Unrefunded Revenue Bonds
Capital Appreciation
Series 1998A (AGM)
12/01/19	0.000%	9,545,000	8,319,040
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) (f)
09/01/17	0.000%	2,000,000	1,850,040
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/41	5.750%	2,000,000	2,024,820
Series 2012
08/15/32	5.000%	2,165,000	2,075,715
08/15/42	5.000%	2,350,000	2,149,357
Series 2013
08/15/33	6.000%	990,000	1,046,173
Corpus Christi Business & Job Development Corp. Improvement Refunding Revenue Bonds Arena Project Series 2002 (AMBAC)
09/01/25	5.000%	3,550,000	3,562,745
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	7,500,000	7,516,650
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Series 2012B
11/01/35	5.000%	10,000,000	10,165,300
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,277,200
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	8,800,000	11,447,128
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	$1,975,000	$2,293,153
Harris County-Houston Sports Authority (f)
Refunding Revenue Bonds
Capital Appreciation-Senior Lien
Series 2001A (NPFGC)
11/15/14	0.000%	3,905,000	3,741,107
11/15/15	0.000%	3,975,000	3,628,778
11/15/16	0.000%	4,040,000	3,511,204
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/41	6.875%	4,045,000	4,494,440
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A
08/15/44	6.375%	7,500,000	7,988,850
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,112,312
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	15,000,000	15,375,900
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	5,000,000	5,071,850
Series 2011
01/01/38	5.000%	5,500,000	5,549,060
First Tier
Series 2012B
01/01/42	5.000%	12,845,000	12,938,383
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	11,355,000	11,958,518
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	2,925,693
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	35,000,000	35,004,550
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
Air Force Obligation Group
Series 2007
05/15/27	5.125%	$2,000,000	$1,945,040
Air Force Villages, Inc. Obligation Group
Series 2007
05/15/37	5.125%	2,000,000	1,787,740
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,264,800
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	12,000,000	12,083,880
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,603,860
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds Series 2012
12/15/29	5.000%	8,300,000	8,173,176
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	7,500,000	7,257,375
Texas State Turnpike Authority (f)
Revenue Bonds
Capital Appreciation 1st Tier
Series 2002A (AMBAC)
08/15/16	0.000%	7,000,000	6,658,470
08/15/18	0.000%	10,000,000	8,747,500
08/15/19	0.000%	10,330,000	8,512,746
Texas Transportation Commission Refunding Revenue Bonds 1st Tier Series 2012-A
08/15/41	5.000%	16,075,000	15,954,437
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005
11/15/25	5.500%	1,000,000	997,360
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	519,995
Total			343,295,447
UTAH 0.2%
City of Provo Energy System Revenue Bonds Series 1980 Escrowed to Maturity
04/01/15	10.125%	440,000	477,915

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

UTAH (CONTINUED)
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT (a)
07/01/24	5.125%	$695,000	$697,648
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/19	5.500%	3,450,000	3,917,199
Utah Transit Authority Revenue Bonds Series 2008A
06/15/25	5.000%	2,000,000	2,276,500
Total			7,369,262
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012-A (c)
10/01/32	5.000%	4,000,000	3,923,120
VIRGINIA 1.4%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	7,505,000	7,006,067
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health Systems Project Series 1993
08/15/23	5.000%	10,000,000	11,579,900
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/24	5.250%	6,175,000	7,653,357
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/26	6.625%	2,145,000	2,349,719
Richmond Metropolitan Authority
Refunding Revenue Bonds
Series 1998 (NPFGC)
07/15/22	5.250%	5,380,000	6,069,716
Escrowed to Maturity
07/15/22	5.250%	2,420,000	2,809,886
Tobacco Settlement Financing Corp.
Prerefunded 06/01/15 Asset-Backed Revenue Bonds
Series 2005
06/01/26	5.500%	7,095,000	7,500,763
06/01/37	5.625%	5,500,000	5,956,005

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

VIRGINIA (CONTINUED)
Virginia College Building Authority Revenue Bonds Washington & Lee University Series 2001
01/01/21	5.375%	$5,000,000	$5,829,700
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009
10/01/26	5.000%	1,500,000	1,749,825
Total			58,504,938
WASHINGTON 3.4%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC) (f)
12/01/16	0.000%	3,000,000	2,902,260
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/27	5.000%	1,540,000	1,464,540
09/01/32	5.250%	1,000,000	941,760
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	1,235,000	1,252,376
Series 2007
12/01/28	5.750%	1,500,000	1,545,480
12/01/32	5.750%	2,000,000	2,036,960
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	17,750,000	21,142,203
State of Washington
Unlimited General Obligation Bonds
Series 2007D (AGM)
01/01/30	4.500%	24,470,000	24,698,794
Various Purpose
Series 2008A
07/01/27	5.000%	9,730,000	10,844,766
Washington Health Care Facilities Authority
Revenue Bonds
Kadlec Regional Medical Center
Series 2012
12/01/42	5.000%	8,220,000	7,084,982
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,073,680
Swedish Health Services
Series 2009A
11/15/33	6.500%	11,800,000	12,569,242

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WASHINGTON (CONTINUED)
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	$4,685,000	$4,777,904
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing Revenue-Mirabella
Series 2012
10/01/32	6.500%	10,000,000	9,321,000
10/01/47	6.750%	1,000,000	917,890
Presbyterian Retirement
Series 2013
01/01/23	5.000%	1,455,000	1,434,936
01/01/28	5.000%	2,015,000	1,847,775
01/01/33	5.000%	2,570,000	2,244,946
01/01/43	5.250%	7,550,000	6,378,165
Skyline At First Hill Project
Series 2012
01/01/19	7.000%	4,930,000	5,150,568
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01/01/27	5.625%	2,500,000	2,301,950
01/01/38	5.625%	19,450,000	16,796,048
Total			140,728,225
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A (h)
12/01/38	5.375%	3,850,000	3,956,991
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC)
07/01/21	5.375%	3,215,000	3,503,225
West Virginia University
Revenue Bonds
University System Projects
Series 1998A (NFPGC)
04/01/28	5.250%	5,000,000	5,817,050
West Virginia University (f)
Revenue Bonds
University System Projects
Series 2000A (AMBAC)
04/01/16	0.000%	3,300,000	3,201,528
Total			16,478,794

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WISCONSIN 3.6%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT (a)
11/01/21	6.000%	$6,000,000	$7,051,680
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,239,700
Public Finance Authority (a)
Refunding Revenue Bonds
TRIPS Senior Obligation Group
Series 2012 AMT
07/01/28	5.250%	4,000,000	3,919,600
07/01/42	5.000%	2,000,000	1,739,980
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	17,700,000	19,586,820
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/24	5.125%	15,910,000	16,126,217
08/15/25	5.125%	15,500,000	15,806,900
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	6,100,000	6,216,998
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	6,750,000	6,704,573
08/15/34	5.250%	8,000,000	7,695,920
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	14,400,000	14,773,536
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,570,000	1,648,343
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/32	6.625%	1,000,000	1,019,100
02/15/39	6.625%	25,150,000	27,281,462
Riverview Hospital Association
Series 2008
04/01/33	5.750%	6,000,000	6,185,640
04/01/38	5.750%	4,000,000	4,119,000
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,067,570
09/15/39	7.625%	1,000,000	1,072,950
Total			147,255,989

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WYOMING 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	$7,900,000	$8,556,648
Total Municipal Bonds (Cost: $3,726,296,289)			$3,967,297,822

Municipal Bonds Held in Trust 0.4%
MASSACHUSETTS 0.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(h)(i)
11/15/36	5.500%	16,000,000	17,838,720
Total Municipal Bonds Held in Trust (Cost: $17,454,633)			$17,838,720

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 1.1%
COLORADO 0.2%
Colorado Educational & Cultural Facilities Authority (j)(k)
Revenue Bonds
UJA Federation of Northern New Jersey
VRDN Series 2007 (JPMorgan Chase Bank)
05/01/37	0.090%	2,750,000	2,750,000
VRDN Series 2007 (U.S. Bank)
06/01/37	0.090%	1,200,000	1,200,000
County of Pitkin Refunding Revenue Bonds Aspen Skiing Co. VRDN Series 1994B (JP Morgan Chase Bank) AMT (a)(j)(k)
04/01/14	0.110%	5,000,000	5,000,000
Total			8,950,000
IOWA —%
Iowa Finance Authority Revenue Bonds Wahlert High School VRDN Series 2006 (Wells Fargo Bank) (j)(k)
03/01/36	0.070%	1,000,000	1,000,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)

KENTUCKY 0.1%
County of Christian Revenue Bonds VRDN Series 2007 (U.S. Bank) (j)(k)
04/01/37	0.080%	$550,000	$550,000
County of Shelby Revenue Bonds VRDN Series 2004A (U.S. Bank) (j)(k)
09/01/34	0.080%	1,555,000	1,555,000
Total			2,105,000
MINNESOTA 0.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems VRDN Series 2009B-2 (JP Morgan Chase Bank) (j)(k)
11/15/35	0.080%	1,050,000	1,050,000
Minnesota Higher Education Facilities Authority Revenue Bonds St. Olaf College VRDN Series 2002 (Harris) (j)(k)
10/01/20	0.080%	6,200,000	6,200,000
Total			7,250,000
MISSOURI —%
Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank) (j)(k)
12/01/20	0.080%	1,000,000	1,000,000
NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Bonds Littleton Regional Hospital VRDN Series 2007 (TD Banknorth) (j)(k)
10/01/42	0.080%	3,390,000	3,390,000
NEW YORK 0.3%
Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005B-2C (U.S. Bank) (j)(k)
01/01/32	0.070%	12,655,000	12,655,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)

VERMONT 0.1%
Vermont Educational & Health Buildings Financing Agency (j)(k)
Revenue Bonds
North Country Hospital & Health
VRDN Series 2007A (TD Banknorth)
10/01/34	0.070%	$1,200,000	$1,200,000
Northeastern VT Regional Hospital
VRDN Series 2004A (TD Banknorth)
10/01/29	0.070%	1,400,000	1,400,000
Total			2,600,000
WISCONSIN 0.1%
Wisconsin Health & Educational Facilities Authority (j)(k)
Revenue Bonds
Fort Healthcare, Inc.
VRDN Series 2007A (JP Morgan Chase Bank)
05/01/37	0.080%	3,300,000	3,300,000
Meriter Hospital, Inc.
VRDN Series 2002 (JP Morgan Chase & Co.)
12/01/32	0.080%	2,405,000	2,405,000
Total			5,705,000
Total Floating Rate Notes (Cost: $44,655,000)			$44,655,000

Municipal Short Term 0.1%

MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C
08/20/14	3.610%	2,125,000	2,137,347
Total Municipal Short Term (Cost: $2,125,000)			$2,137,347

		Shares	Value

Money Market Funds 1.1%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (l)		24,268,586	$24,268,586
JPMorgan Municipal Money Market Fund, 0.000% (l)		19,694,984	19,694,984
Total Money Market Funds (Cost: $43,963,570)			$43,963,570
Total Investments
(Cost: $3,834,494,492) (m)			$4,075,892,459(n)
Other Assets & Liabilities, Net			20,812,160
Net Assets			$4,096,704,619

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities amounted to $45,762,199 or 1.12% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2013, the value of these securities amounted to $109,857,507 or 2.68% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2013 was $41,183,362, representing 1.01% of net assets. Information concerning such security holdings at October 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
6.500% 09/01/35	09-20-02 - 04-07-08	4,953,839
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
7.500% 07/01/40	03-07-00	7,675,730
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
13.000% 10/01/11	05-14-10	365,949
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.375% 10/01/15	10-04-04 - 05-14-10	1,691,224
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.750% 10/01/19	10-04-04 - 05-14-10	8,381,812
Cabazon Band Mission Indians
Revenue Bonds
Series 2010
8.375% 10/01/20	05-14-10	1,415,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
7.500% 12/01/32	12-22-11	1,925,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	1,820,000
Chester County Industrial Development Authority
1st Mortgage
RHA/Pennsylvania Nursing Home
Series 2002
8.500% 05/01/32	05-01-02	5,368,052
Durham Housing Authority
Revenue Bonds
Series 2005 AMT
5.650% 02/01/38	12-18-06	3,156,352
Indianapolis Airport Authority
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
6.500% 11/15/31	10-17-95 - 10-31-12	803,250

Security Description	Acquisition Dates	Cost ($)
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
1st Mortgage
AHF Project
Series 2003
8.500% 01/01/29	12-30-03	369,468
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
6.550% 11/01/25	11-24-98	4,250,000
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
8.750% 01/01/37	09-25-07	1,461,135
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
6.250% 01/01/37	03-18-05	3,865,993
Rankin County Five Lakes Utility District
Series 1994
7.000% 07/15/37	10-02-07	455,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
8.500% 12/01/16	08-27-93	6,658,978
Washington County Industrial Development Authority
1st Mortgage
Central Project
Series 2003
8.500% 01/01/29	12-30-03	1,786,863

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2013, the value of these securities amounted to $5,423,102, which represents 0.13% of net assets.

(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	Variable rate security.
(i)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(j)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on October 31, 2013.
(k)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(m)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $3,834,494,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$316,377,000
Unrealized Depreciation	(74,979,000)
Net Unrealized Appreciation	$241,398,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MGIC	Mortgage Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	3,967,297,822	—	3,967,297,822
Municipal Bonds Held in Trust	—	17,838,720	—	17,838,720
Total Bonds	—	3,985,136,542	—	3,985,136,542
Short-Term Securities
Floating Rate Notes	—	44,655,000	—	44,655,000
Municipal Short Term	—	2,137,347	—	2,137,347
Total Short-Term Securities	—	46,792,347	—	46,792,347
Mutual Funds
Money Market Funds	43,963,570	—	—	43,963,570
Total Mutual Funds	43,963,570	—	—	43,963,570
Total	43,963,570	4,031,928,889	—	4,075,892,459

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 19, 2013